                                  [GRAPHIC]

                                 Sentinel Funds
                                   PROSPECTUS

              Dated March 31, 1999, as amended on January 10, 2000

Sentinel Common Stock Fund
Sentinel Balanced Fund
Sentinel Growth Index Fund
Sentinel Mid Cap Growth Fund
Sentinel Small Company Fund
Sentinel World Fund
Sentinel High Yield Bond Fund

Sentinel Bond Fund
Sentinel Government Securities Fund
Sentinel Short Maturity Government Fund
Sentinel U.S. Treasury Money Market Fund
Sentinel Tax-Free Income Fund
Sentinel New York Tax-Free Income Fund
Sentinel Pennsylvania Tax-Free Trust

  This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

  The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

          Sentinel Funds . National Life Drive . Montpelier, VT 05604
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Table of Contents

Key Facts About the Sentinel Funds ............................................3

Details About the Funds' Investment Objectives, Principal Investment Strategies
and Related Risks ............................................................14

Purchase Options .............................................................28

How to Buy, Sell, Exchange and Transfer Shares ...............................37

How the Funds are Priced .....................................................41

Dividends, Capital Gains and Taxes ...........................................41

Management of the Funds ......................................................43

Financial Highlights .........................................................46

[GRAPHIC]


2 For information and assistance call your Financial Advisor or Investor
  Services at 1-800-282-FUND (3863)
Prospectus

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Key Facts about the Sentinel Funds

What are the main goals and investment strategies of each of the Sentinel Funds?

This prospectus contains information about the fourteen mutual funds that comprise the Sentinel Family of Funds.

In this prospectus, each Sentinel Fund is referred to individually as a "Fund". Sentinel Advisors Company is the investment advisor for each Fund. We cannot guarantee that any Fund will achieve its goals. A brief description of each Fund follows:

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Sentinel Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole, by investing in a diverse group of common stocks of well-established companies.

[PIE CHART]

Sentinel Balanced Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value, by investing in both common stocks and bonds.

[PIE CHART]

Sentinel Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index, by investing in common stocks of the companies comprising the Index in approximately the same weightings as the Index.

[PIE CHART]

Sentinel Mid Cap Growth Fund seeks growth of capital, by focusing its investments on common stocks of mid-sized growing companies. Income is not a factor in selecting stocks.

[PIE CHART]

Sentinel Small Company Fund seeks growth of capital, by investing mainly in common stocks of small and medium-sized companies that Sentinel Advisors believes have attractive growth potential and are attractively valued. Income is not a factor in selecting stocks.

[PIE CHART]

Sentinel World Fund seeks growth of capital, by investing in common stocks of established non-U.S. companies, or in U.S. companies that conduct their business mainly outside the United States.

[PIE CHART]

Sentinel High Yield Bond Fund seeks high current income and total return by investing mainly in lower rated corporate bonds, sometimes called "junk bonds", that have higher effective interest rates than investment grade bonds. These lower rated bonds are more speculative and more likely to default than investment grade bonds.

[PIE CHART]

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                                                                      Prospectus
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Sentinel Bond Fund seeks high current income while seeking to control risk by investing mainly in investment grade bonds.

[PIE CHART]

Sentinel Government Securities Fund seeks high current income while seeking to control risk by investing mainly in U.S. government bonds.

[PIE CHART]

Sentinel Short Maturity Government Fund seeks high current income and limited fluctuations in principal value by investing mainly in a portfolio of U.S. government bonds with a weighted average maturity of three years or less.

[PIE CHART]

Sentinel U.S. Treasury Money Market Fund seeks as high a level of current income as is consistent with stable principal values by investing primarily in short-term direct obligations of the U.S. Treasury.

[PIE CHART]

Sentinel Tax-Free Income Fund seeks high current income exempt from federal income taxes while seeking to control risk by investing mainly in investment grade municipal bonds.

[PIE CHART]

Sentinel New York Tax-Free Income Fund seeks high current income exempt from federal income tax and New York State and City personal income taxes, while seeking to control risk, by investing in investment grade municipal bonds of New York issuers.

[PIE CHART]

Sentinel Pennsylvania Tax-Free Trust seeks high current income exempt from federal and Pennsylvania income taxes, while seeking to control risk, by investing in investment grade municipal bonds of Pennsylvania issuers.

[PIE CHART]

4 For information and assistance call your Financial Advisor or Investor
  Services at 1-800-282-FUND (3863)
Prospectus

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What are the main risks of investing in the Funds?

Investment in each Fund is subject to certain risks. Some of the risk factors described below affect more than one Fund; others are specific to certain Funds.

More information on each Fund's risk factors is described under "Details About the Funds' Investment Objectives, Principal Investment Strategies, and Related Risks". We cannot guarantee that any of the Funds will achieve its goals.

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Equity Fund Risks

The value of all equity funds, including the Common Stock Fund, the Balanced Fund, the Growth Index Fund, the Mid Cap Growth Fund, the Small Company Fund and the World Fund, may go up or down as the prices of the stocks held by the Funds go up or down. Changes in value may occur because the U.S. or other stock markets are rising or falling or due to business developments or other factors that affect the value of particular companies. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks could decline generally or underperform other types of investment assets. If the value of the stocks held in these Funds goes down, you may lose money. The stocks of smaller companies may be subject to greater changes in value than stocks of larger, more established companies, because they generally have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, small company stocks may trade less frequently and in lower share volumes, which could contribute to wider price fluctuations.

     The Growth Index Fund is also subject to investment style risk, which is the chance that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better, or worse, than the stock market in general. These periods have, in the past, lasted for as long as several years.

     There is also a risk that the Growth Index Fund will not track closely the performance of the S&P 500/BARRA Growth Index for a number of reasons, including the Fund's costs of buying and selling securities and the flow of money into and out of the Fund.

     Because the World Fund invests mainly in foreign countries, it is subject to additional risks. The World Fund's foreign stock investments may go up or down in value depending on foreign stock markets which may be rising or falling, fluctuations in foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Non-U.S. securities also may be less liquid, more volatile and harder to value than U.S. securities. If the value of the stocks held by the World Fund go down, you may lose money.

Fixed Income Fund Risks

The High Yield, Bond, Government Securities, Short Maturity Government, Tax-Free Income, New York and Pennsylvania Funds, and the bond portion of the Balanced Fund, primarily invest in bonds. Bonds are subject to several types of risk. A bond's issuer may default on payments of interest or repayments of principal. The market also may judge that the odds that an issuer of bonds could default in the future have increased. Interest rates available in the market may increase, which would reduce the present value of the fixed payments to be received from outstanding bonds. Any of these factors could cause the value of bonds held by these Funds to fall. If the value of the portfolio investments falls, you could lose money.

     U.S. government bonds are very unlikely to default or to decline in credit quality. However, the value of U.S. government bonds generally will rise if interest rates fall, and fall if interest rates rise. The longer the remaining term of a bond, the more its value will tend to fluctuate as interest rates change. As a result, the Short Maturity Government Fund is subject to the least risk of the fixed-income Funds, since it invests mainly in U.S. government securities with relatively shorter maturities. However, the value of the shares of the Short Maturity Government Fund will fluctuate, and you can lose money in this Fund. The Government Securities Fund also faces very little credit quality risk, but since it invests in longer term securities, it faces more interest rate risk than the Short Maturity Government Fund. Both of these Funds, as well as the Bond Fund and the bond portion of the Balanced Fund, also invest in mortgage-backed securities, which have varying rates of principal repayments. When interest rates fall, mortgage prepayments generally increase, which

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                                                                      Prospectus
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may cause mortgage-backed securities to lose value. To the extent these Funds invest in mortgage-backed securities, they also are subject to extension risk. Extension risk is the possibility that when interest rates rise, prepayments occur at a slower than expected rate. In that event, a security that was considered short or intermediate-term at the time of purchase may effectively become a long-term security. Long-term securities generally tend to fluctuate more widely in response to changes in interest rates than shorter-term securities.

     Corporate and municipal bonds, in which the High Yield, Bond, Tax-Free Income, New York and Pennsylvania Funds, and the bond portion of the Balanced Fund invest, are subject to default risk, or credit quality risk, as well as interest rate risk. Generally, the degree of default risk is reflected in the ratings of the securities. Investment grade rated securities generally are less subject to default risk than, for example, the lower rated securities in which the High Yield Fund invests. While any corporate or municipal security is subject to the risk of default, the lower the rating of a bond the more speculative it is and the more likely it is that the issuer may default or the security may be downgraded.

     The High Yield Fund involves significantly more risk than the other fixed-income Funds, since it primarily invests in lower rated bonds while the other Funds primarily invest in higher quality bonds. In addition to greater default risk, lower rated bond values may experience greater fluctuations in value for several other reasons. An economic downturn is more likely to affect the ability of issuers who are less financially strong to make their bond payments. There may be less active trading in lower rated bond issues, and lower rated bond prices are more responsive to negative publicity or changes in investor perceptions. The risk of loss if a lower rated bond defaults also may be greater than for investment grade bonds because lower rated bonds are more likely to be unsecured and may be subordinated to other creditors.

Because the New York and Pennsylvania Funds invest only in bonds of issuers in a single state, these Funds are more susceptible to the risk factors affecting municipal issuers in those states than funds which are more diversified geographically. These Funds are more sensitive to changes in the economic condition and governmental policies of their single states. For example, the economic condition of a single significant industry within one of these states may impact municipal issuers in that state or that state's revenues.

Money Market Fund

The Money Market Fund invests primarily in short-term securities issued directly by the U.S. Treasury. It may also invest up to 25% of its total assets in repurchase agreements with respect to U.S. Treasury securities, and up to 10% of its total assets in shares of institutional money market funds which invest primarily in U.S. government securities. Repurchase agreements may subject the Fund to risk of loss if the other party to the repurchase agreement defaults on its obligation, and the proceeds from the sale of the U.S. Treasury securities held as collateral turn out to be less than the repurchase price stated in the agreement. The Fund is designed to maintain a stable net asset value and declare daily dividends. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

6 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

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Risk/Return Bar Charts

The bar charts below and tables shown on page 10 provide indications of the risks of investing in each Fund. The bar charts show changes in each Fund's performance for Class A shares for each calendar year over a ten year period, or for a shorter period for those Funds that have been in existence for less than ten years. No bar chart is provided for the Growth Index Fund because it began operations on September 10, 1999.

Sales charges are not reflected in the bar charts. If sales charges were reflected, returns would be less than those shown. The tables on page 10 compare the average annual total returns for each class of each Fund's shares for one, five and ten years with those of an appropriate broad-based securities market index. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.

Sentinel Common Stock
Inception: 1934

[BAR CHART]

Year           Total Return (%)

1989               27.6
1990               -2.7
1991               30.4
1992                5.8
1993                9.3
1994               -1.2
1995               34.4
1996               20.8
1997               27.9
1998               14.0


During the 10 year period shown in the above bar chart, the highest return for a quarter for the Common Stock Fund was 16.5% (quarter ended December, 1998) and the lowest return for a quarter was (11.7)% (quarter ended September, 1998).

Sentinel Balanced
Inception: 1938

[BAR CHART]

Year           Total Return (%)

1989               19.4
1990                1.9
1991               23.3
1992                6.2
1993                9.6
1994               -3.6
1995               25.2
1996               12.1
1997               20.6
1998               11.9

During the 10 year period shown in the above bar chart, the highest return for a quarter for the Balanced Fund was 9.9% (quarter ended December, 1998) and the lowest return for a quarter was (6.5)% (quarter ended September, 1990).

Sentinel Mid Cap Growth*
Inception: 1969

[BAR CHART]

Year           Total Return (%)

1989               26.9
1990                0.1
1991               26.2
1992                6.0
1993                3.3
1994               -7.5
1995               26.0
1996               18.2
1997               32.1
1998               15.7


During the 10 year period shown in the above bar chart, the highest return for a quarter for the Mid Cap Growth Fund was 25.2% (quarter ended December, 1998) and the lowest return for a quarter was (14.7)% (quarter ended September, 1990).

*Known as Sentinel Growth Fund prior to March 31, 1999.


Sentinel Small Company
Inception: 1993

[BAR CHART]

Year           Total Return (%)

1994                0.1
1995               12.5
1996               21.3
1997               21.2
1998                7.2

During the 5 year period shown in the above bar chart, the highest return for a quarter for the Small Company Fund was 18.3% (quarter ended December, 1998) and the lowest return for a quarter was (15.3)% (quarter ended September, 1998).

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                                                                      Prospectus
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Sentinel World
Inception: 1993

[BAR CHART]

Year           Total Return (%)

1994                1.1
1995               14.0
1996               11.9
1997               14.2
1998               10.3


During the 5 year period shown in the above bar chart, the highest return for a quarter for the World Fund was 14.1% (quarter ended March, 1998) and the lowest return for a quarter was (14.9)% (quarter ended September, 1998).

Sentinel High Yield Bond
Inception: 1997

[BAR CHART]

Year           Total Return (%)

1998               1.1



During the 1 year period shown in the above bar chart, the highest return for a quarter for the High Yield Fund was 5.1% (quarter ended March, 1998) and the lowest return for a quarter was (6.6)% (quarter ended September, 1998).

Sentinel U.S. Treasury Money Market
Inception: 1993

[BAR CHART]

Year           Total Return (%)

1994                3.3
1995                5.0
1996                4.5
1997                4.6
1998                4.5



During the 5 year period shown in the above bar chart, the highest return for a quarter for the US Treasury Money Market Fund was 1.3% (quarter ended December,
1995) and the lowest return for a quarter was 0.6% (quarter ended March, 1994).

Sentinel Tax-Free Income
Inception: 1990

Year           Total Return (%)

1991               12.1
1992                9.0
1993               12.7
1994               -5.3
1995               15.3
1996                2.6
1997                9.3
1998                5.8


During the 8 year period shown in the above bar chart, the highest return for a quarter for the Tax-Free Income Fund was 6.2% (quarter ended September, 1995) and the lowest return for a quarter was (4.9)% (quarter ended March, 1994).

8 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

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Sentinel Bond
Inception: 1969

[BAR CHART]

Year           Total Return (%)

1989               12.5
1990                7.2
1991               18.0
1992                7.7
1993               12.4
1994               -4.9
1995               19.9
1996                1.9
1997                8.6
1998                7.6


During the 10 year period shown in the above bar chart, the highest return for a quarter for the Bond Fund was 7.3% (quarter ended June, 1989) and the lowest return for a quarter was (3.8)% (quarter ended March, 1994).

Sentinel Government Securities
Inception: 1986

[BAR CHART]

Year           Total Return (%)

1989               12.6
1990                9.2
1991               15.2
1992                7.4
1993                9.3
1994               -4.4
1995               19.0
1996                0.8
1997                9.3
1998                9.1



During the 10 year period shown in the above bar chart, the highest return for a quarter for the Government Securities Fund was 5.7% (quarter ended June, 1995) and the lowest return for a quarter was (3.6)% (quarter ended March, 1994).

Sentinel Short Maturity Government
Inception: 1986

[BAR CHART]

Year           Total Return (%)

1996                4.6
1997                6.8
1998                6.3

During the 3 year period shown in the above bar chart, the highest return for a quarter for the Short Maturity Government Fund was 2.5% (quarter ended June,
1997) and the lowest return for a quarter was (0.01)% (quarter ended March,
1996)

Sentinel New York Tax-Free
Inception: 1995

[BAR CHART]

Year           Total Return (%)

1996                3.0
1997               10.4
1998                6.8

During the 3 year period shown in the above bar chart, the highest return for a quarter for the New York Tax-Free Income Fund was 4.1% (quarter ended June,
1997) and the lowest return for a quarter was (2.2)% (quarter ended March,
1996).



Sentinel Pennsylvania Tax-Free
Inception: 1986

[BAR CHART]

Year           Total Return (%)

1989                8.5
1990                5.9
1991               10.3
1992                9.4
1993                9.7
1994               -4.9
1995               14.2
1996                3.4
1997                8.6
1998                5.0


During the 10 year period shown in the above bar chart, the highest return for a quarter for the Pennsylvania Tax-Free Trust was 5.7% (quarter ended June, 1989) and the lowest return for a quarter was (4.3)% (quarter ended March, 1994).

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                                                                      Prospectus
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Average Annual Total Return Tables

The tables below show the average annual total returns that were achieved by each class of shares of each Fund for the year ended December 31, 1998, the 5 years ended December 31, 1998, and the 10 years ended December 31, 1998, unless the Fund or class of shares did not exist for a full time period (in that case, average annual total returns since inception are shown). All returns include the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period, in the case of the Class B and Class C shares. An appropriate broad-based securities market index is also included for each Fund. No information is provided for the Growth Index Fund because it began operations on September 10, 1999.
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                                                     Past 10Years
                                   Past     Past           /Since
                               One Year  5 Years        Inception
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Common Stock Fund Class A          8.30    17.31            15.35
S&P 500 Index                     28.72    24.09            19.22
Common Stock Fund Class B          9.11                     17.82 1
S&P 500 Index                     28.72                     28.72
Common Stock Fund Class C*
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Balanced Fund Class A              6.29    11.65            11.72
Lehman Aggregate Bond Index        8.69     7.27             9.27
S&P 500 Index                     28.72    24.09            19.22
Balanced Fund Class B              7.04                     12.60 1
Lehman Aggregate Bond Index        8.69                      8.69
S&P 500 Index                     28.72                     28.72
Balanced Fund Class C*
Balanced Fund Class D**
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Mid Cap Growth Fund Class A        9.93    14.87            13.43
S&P 500 Index                     28.72    24.09            19.22
Mid Cap Growth Fund Class B*
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Small Company Fund Class A         1.81    11.00            11.45 2
Russell 2000 Index                (2.24)   11.90            13.24
Small Company Fund Class B         2.22                     11.69 1
Russell 2000 Index                (2.24)                    10.79
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World Fund Class A                 4.80     9.08            13.13 2
Morgan Stanley                    20.33     9.50            12.90
International "EAFE" (Europe, Australia, Far East) Index
World Fund Class B                 5.23                      9.83 1
Morgan Stanley                    20.33                      9.04
International "EAFE" (Europe, Australia, Far East) Index
World Fund Class C*
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High Yield Bond Fund Class A      (2.99)                     3.76 3
Lehman High Yield Index            1.87                      5.54
High Yield Bond Fund Class B      (3.24)                     2.11 3
Lehman High Yield Index            1.87                      5.54
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*    No information is provided for the Class C shares of the Common Stock,
     Balanced, World and High Yield Funds and the Class B shares of the Mid Cap Growth Fund because those classes began operations less than one year prior to December 31, 1998.

** No information is provided for the Class D shares of the Balanced Fund because that class began operations on January 4, 1999.

                                                    Past 10Years
                                  Past     Past           /Since
                              One Year  5 Years        Inception
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Bond Fund Class A                 3.30     5.41             8.41
Lehman Aggregate Bond Index       8.69     7.27             9.29
Bond Fund Class B                 2.45                     11.69 1
Lehman Aggregate Bond Index       8.69                      8.69
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Government Securities Fund
Class A                           4.75     5.59             8.11
Lehman Government Bond Index      9.85     7.18             9.17
--------------------------------------------------------------------------------
Short Maturity Government Fund
Class A                           5.20                      6.34 4
Lehman 1-3 Yr. Gov't Bond Index   6.96                      6.91
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund
Class A                           4.50     4.40             4.00 2
U.S. Treasury Money Market Fund
Class B                           4.50                      4.60 1
Lipper US Treasury Money Market Funds
                                  4.77     5.13             5.40
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Tax-Free Income Fund Class A      1.60     4.46             7.18 5
Lehman Municipal Bond Index       6.48     6.22             8.32
--------------------------------------------------------------------------------
New York Fund Class A             2.52                      6.57 6
Lehman Municipal Bond Index       6.48                      7.91
--------------------------------------------------------------------------------
Pennsylvania Fund Class A         0.79     4.20             6.45
Lehman Municipal Bond Index       6.48     6.22             8.22
--------------------------------------------------------------------------------
1 From inception on April 1, 1996
2 From inception on March 1, 1993
3 From inception on June 23, 1997
4 From inception on March 24, 1995
5 From inception on October 1, 1990
6 From inception on March 27, 1995



10 For information and assistance call your Financial Advisor or Investor
   Services at 1-800-282-FUND (3863)
Prospectus

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Fees and Expenses

These tables describe the fees and expenses that you pay if you buy and hold shares of the Funds:


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Shareholder Fees (fees paid directly from your investment):

Class A Shares (available for all Funds):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) --

  Common Stock, Balanced, Mid Cap Growth,
  Small Company and World Funds....................................5.00% maximum

  High Yield, Bond, Government Securities, Tax-Free Income,
  New York and Pennsylvania Funds..................................4.00% maximum

  Growth Index Fund.......................................................2.50%1

  Short Maturity Government Fund..........................................1.00%

  Money Market Fund.......................................................None

  Maximum Deferred Sales Charge (Load)....................................None 2

  Maximum Sales Charge (Load) Imposed
  on Reinvested Dividends.................................................None

  Redemption Fees.........................................................None 2

  Exchange Fees...........................................................None 3


1 The sales charge is reduced to 2.0% for purchase amounts of $500,000 to $999,999, and to zero for purchase amounts of $1,000,000 or more. If you do not pay a sales charge because your purchase amount is $1,000,000 or more, then you may pay a deferred sales charge of up to 1% if you redeem your shares within two years of your purchase.

2 If you redeem by wire transfer, we assess a wire charge of $25.00. In addition, you pay a deferred sales charge of up to 1% on certain redemptions of Class A shares made within two years of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

3 If you exchange Class A shares of the Money Market Fund for Class A shares of another Fund, and you did not acquire the Money Market Fund shares in an exchange from another Fund's Class A shares, then you pay a sales charge equal to the sales charge imposed on new purchases of the new Fund.


Class B Shares
(available for the Common Stock, Balanced, Growth Index, Mid Cap Growth, Small Company, World, High Yield, Bond and Money Market Funds):

Maximum Sales Charge (Load) Imposed on Purchases............................None

Maximum Deferred Sales Charge (Load) (as a percentage of
the lower of the purchase price or net asset value of
shares being redeemed) All except Growth Index Fund...............4.00% maximum4

Growth Index Fund.................................................2.50% maximum5

Maximum Sales Charge (Load) Imposed
on Reinvested Dividends.....................................................None

Exchange Fees...............................................................None

4 The maximum deferred sales charge is imposed on shares redeemed in the first year after purchase. For shares held longer than one year, the deferred sales charge declines.

5 The maximum deferred sales charge is imposed on shares redeemed in the first two years after purchase. For shares held longer than two years, the deferred sales charge declines.

Class C Shares
(available for the Common Stock, Balanced, World and High Yield Funds):
Maximum Sales Charge (Load)
Imposed on Purchases........................................................None

Maximum Deferred Sales Charge (Load) (as a percentage of
the lower of the purchase price or net asset value of
shares being redeemed).........................1.00% for one year after purchase

Maximum Sales Charge (Load) Imposed
on Reinvested Dividends.....................................................None

Exchange Fees...............................................................None

Class D Shares
(available for the Balanced Fund only)

Maximum Sales Charge (Load)
Imposed on Purchases........................................................None

Maximum Deferred Sales Charge (Load) (as a percentage of
the lower of the purchase price or net asset value of
shares being redeemed)............................................6.00% maximum4

Maximum Sales Charge (Load) Imposed
on Reinvested Dividends.....................................................None

Exchange Fees...............................................................None

4 The maximum deferred sales charge is imposed on shares redeemed in the first two years after purchase. For shares held longer than two years, the deferred sales charge declines.

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                                                                      Prospectus
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Annual Fund Operating Expenses
(as a percentage of average net assets)
--------------------------------------------------------------------------------

Class A:
                                        Common             Growth    Mid Cap     Small           High Yield           Government
                                         Stock  Balanced    Index     Growth   Company     World       Bond      Bond Securities
                                       ------    ------    ------     ------    ------    ------     ------    ------     ------
Management Fees                          0.55%     0.61%     0.30%      0.61%     0.61%     0.61%      0.75%     0.53%      0.53%
Rule 12b-1 Fees
(includes service fee and                0.30      0.30      0.20       0.30      0.30      0.30       0.20      0.20       0.20
 distribution fee)
Other Expenses:
Accounting and Administrative Costs      0.03      0.03      0.03       0.03      0.03      0.03       0.03      0.03       0.03
Other                                    0.14      0.19      0.17       0.35      0.39      0.32       0.30      0.19       0.23
Total Other Expenses                     0.17      0.22      0.20       0.38      0.42      0.35       0.33      0.22       0.26
                                       ------    ------    ------     ------    ------    ------     ------    ------     ------
Total Fund Operating Expense             1.02%     1.13%     0.70%(a)   1.29%     1.33%     1.26%      1.28%     0.95%(a)   0.99%(a)
                                       ======    ======    ======     ======    ======    ======     ======    ======     ======

                               Short Maturity     Money  Tax-Free   New York    Penna.
                                   Government    Market    Income   Tax-Free  Tax-Free
                                       ------    ------    ------     ------    ------
Management Fees                          0.53%     0.40%     0.53%      0.53%     0.55%
Rule 12b-1 Fees
(includes service fee and                0.35      None      0.20       0.20      0.20
 distribution fee)
Other Expenses:
Accounting and Administrative Costs      0.03      0.03      0.03       0.03      0.24
Other                                    0.21      0.30      0.16       0.25      0.32
Total Other Expenses                     0.24      0.33      0.19       0.28      0.56
                                       ------    ------    ------     ------    ------
Total Fund Operating Expense            1.12%(a)   0.73%      0.92%(a)   1.01%(a) 1.31%(a)
                                       ======    ======    ======     ======    ======

--------------------------------------------------------------------------------

Class B:
                                       Common              Growth   Mid Cap     Small            High Yield                Money
                                        Stock  Balanced     Index    Growth   Company      World       Bond      Bond     Market
                                       ------    ------    ------     ------    ------    ------     ------    ------     ------
Management Fees                          0.55%     0.61%     0.30%      0.61%     0.61%     0.61%      0.75%     0.53%      0.40%
Rule 12b-1 Fees
(includes service fee and                1.00      1.00      0.75       1.00      1.00      1.00       0.56      1.00       None
 distribution fee)
Other Expenses:
Accounting and Administrative Costs      0.03      0.03      0.03       0.03      0.03      0.03       0.03      0.03       0.03
Other                                    0.23      0.26      0.17       0.65      0.61      0.61       0.18      0.28       0.35
Total Other Expenses                     0.26      0.29      0.20       0.68      0.64      0.64       0.21      0.31       0.38
                                       ------    ------    ------     ------    ------    ------     ------    ------     ------
Total Fund Operating Expense             1.81%     1.90%     1.25%(a)   2.29%     2.25%     2.25%      1.52%     1.84%(a)   0.78%
                                       ======    ======    ======     ======    ======    ======     ======    ======     ======

--------------------------------------------------------------------------------

Class C:
                                                                                                                        Class D:
                                       Common                     High Yield
                                        Stock  Balanced     World       Bond                                            Balanced
                                       ------    ------    ------     ------                                              ------
Management Fees                          0.55%     0.61%     0.61%      0.75%                                               0.61%
Rule 12b-1 Fees
(includes service fee and                1.00      1.00      1.00       1.00                                                0.75
 distribution fee)
Other Expenses:
Accounting and Administrative Costs      0.03      0.03      0.03       0.03                                                0.03
Other                                    0.34      0.54      0.57       0.28                                                0.27
Total Other Expenses                     0.37      0.57      0.60       0.31                                                0.30

Total Fund Operating Expense             1.92%     2.18%     2.21%      2.06%                                               1.66%
                                       ======    ======    ======     ======                                              ======

(a) Current Expense Ratios
    The above expense ratios do not reflect waivers or reimbursements of expenses by Sentinel Advisors.

    Currently Sentinel Advisors voluntarily waives or reimburses expenses of the Funds shown below to the extent necessary to cap expense ratios at the amounts shown. These waivers or reimbursements will continue at least until March 31, 2000. (November 30, 2000 in the case of the Growth Index Fund.)

    Growth Index Fund Class A shares.......................................0.65%
    Bond Fund Class A shares...............................................0.76%
    Government Securities Fund Class A shares..............................0.83%
    Short Maturity Government Fund Class A shares..........................0.77%
    Tax-Free Income Fund Class A shares....................................0.73%
    Pennsylvania Fund Class A share........................................0.69%
    New York Fund Class A shares...........................................0.00%

    Because the Growth Index and Bond Funds also have Class B shares, the waiver of advisory fees of the Growth Index and Bond Funds also benefits the Class B shares of the Growth Index and Bond Funds. The Class B shares of the Growth Index and Bond Funds will experience the same reduced effective advisory fee rate as the Class A shares of the Growth Index and Bond Funds. In the case of the Growth Index Fund, Sentinel Advisors currently intends to continue this arrangement indefinitely. In the case of the other Funds, Sentinel Advisors intends to reset these expense caps annually to amounts approximately equal to 90% of the average expense ratios of the Class A shares of the Funds' peer groups (except that in the case of the Short Maturity Government Fund, the expense cap is to be increased by approximately 0.15% to take that Fund's higher Rule 12b-1 fee into account). However, these arrangements may be changed or terminated at any time after March 31, 2000.

12 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Examples:

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.

Note that the amounts shown do not reflect any of the waivers or reimbursements that limit expense ratios to the levels shown in footnote (a) on page 12.

--------------------------------------------------------------------------------
Class A:
                                             1 year  3 years  5 years   10 years
Common Stock                                 $  599   $  808   $ 1035     $ 1685
Balanced                                        609      841     1091       1806
Growth Index                                    320      468       --         --
Mid Cap Growth                                  625      889     1172       1979
Small Company                                   629      900     1192       2021
World                                           622      880     1157       1946
High Yield                                      525      790     1074       1883
Bond                                            493      691      904       1520
Government Securities                           497      703      925       1564
Short Maturity Government                       213      452      711       1450
Money Market                                     75      233      406        906
Tax-Free Income                                 490      682      889       1486
New York Tax-Free                               499      709      936       1587
Pennsylvania Tax-Free                           528      799     1089       1916

--------------------------------------------------------------------------------
Class B (if you redeem at the end of the period):

                                             1 year  3 years  5 years   10 years
Common Stock                                 $  584   $  869   $ 1180     $ 1728
Balanced                                        593      897     1226       1838
Growth Index                                    377      597       --         --
Mid Cap Growth                                  632     1015     1425       2143
Small Company                                   628     1003     1405       2140
World                                           628     1003     1405       2105
High Yield                                      555      780     1029       1689
Bond                                            587      879     1195       1710
Money Market                                    480      549      633        939

--------------------------------------------------------------------------------
Class B (if you do not redeem):

                                             1 year  3 years  5 years   10 years
Common Stock                                 $  184   $  569   $  980     $ 1728
Balanced                                        193      597     1026       1838
Growth Index                                    127      397       --         --
Mid Cap Growth                                  232      715     1225       2143
Small Company                                   228      703     1205       2140
World                                           228      703     1205       2105
High Yield                                      155      480      829       1689
Bond                                            187      579      995       1710
Money Market                                     80      249      433        939

--------------------------------------------------------------------------------
Class C: (if you redeem at the end of the period):

                                             1 year  3 years  5 years   10 years
Common Stock                                 $  295   $  603   $ 1037     $ 2243
Balanced                                        321      682     1169       2513
World                                           324      691     1185       2544
High Yield                                      309      646     1108       2390

--------------------------------------------------------------------------------
Class C (if you do not redeem):

                                             1 year  3 years  5 years   10 years
Common Stock                                 $  195   $  603   $ 1037     $ 2243
Balanced                                        221      682     1169       2513
World                                           224      691     1185       2544
High Yield                                      209      646     1108       2390

--------------------------------------------------------------------------------
Class D: (if you redeem at the end of the period):

                                             1 year  3 years  5 years   10 years
Balanced                                     $  769   $ 1023   $ 1302     $ 1696

--------------------------------------------------------------------------------
Class D: (if you do not redeem):

                                             1 year  3 years  5 years   10 years
Balanced                                     $  169   $  523   $  902     $ 1696


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                                                                      Prospectus

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Details About the Funds' Investment Objectives, Principal Investment Strategies,
and Related Risks

Each Fund has distinct investment objectives and policies. Investment objectives are fundamental policies of each Fund that may only be changed by a majority vote of the outstanding shares of that Fund. We cannot guarantee that these objectives will be achieved.

Each Fund's investment objectives and policies are described in this section. A general discussion of the Funds' investment policies and associated risks follows.

The Common Stock Fund invests in common stocks of well-established companies

The Common Stock Fund seeks a combination of growth of capital, current income, growth of income, and relatively low risk as compared with the stock market as a whole. It seeks this goal by investing mainly in a diverse group of common stocks of well-established companies, most of which pay regular dividends. Sentinel Advisors tries to select stocks of leading companies that are financially strong and are selling at attractive prices in relation to their values. When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks.

The Balanced Fund invests in a combination of stocks and bonds

The Balanced Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value. It seeks this goal by investing in common stocks similar to those in the Common Stock Fund and in investment grade bonds similar to those in the Bond Fund, with at least 25% of its assets in bonds. When determining this percentage, convertible bonds and/or preferred stocks are considered common stocks, unless these securities are held primarily for income. Sentinel Advisors will divide the Fund's assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time. More bonds normally enhance price stability, and more stocks usually enhance growth potential.

14 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

--------------------------------------------------------------------------------

The Growth Index Fund invests in stocks comprising the S&P500/BARRA Growth Index

The Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index. The S&P 500/BARRA Growth Index includes those stocks of the S&P 500 Index with higher than average price to book value ratios. The S&P 500 is an unmanaged index and typically includes companies that are the largest and most dominant in their industries. There can be no assurance that the Fund will achieve its objective.

     The Fund will invest at all times at least 80% of its total assets in the common stocks of the companies that comprise the S&P 500/BARRA Growth Index. It intends normally to invest substantially all its total assets in these common stocks, in approximately the same weightings as the S&P 500/BARRA Growth Index. The Fund also may hold up to 20% of its assets in money market instruments and stock index options and futures. Futures and options are considered "derivatives" because they "derive" their value from a traditional security (like a stock or bond) or index. The Fund intends to buy index options or futures, if at all, only in anticipation of buying stocks.

     The Growth Index Fund is not "actively managed," which would involve the investment advisor buying and selling securities based on research and analysis. Rather, the Growth Index Fund tries to match, as closely as possible, before expenses, the performance of its target index, the S&P 500/BARRA Growth Index. It does this by holding, under normal circumstances, all of the common stocks included in the target index, in approximately the same weightings as in the index.

     The Growth Index Fund by itself is not a balanced investment program. The Growth Index Fund will generally hold exclusively the stocks of companies among the 500 largest U.S. publicly owned corporations. Of these stocks, the stocks included in the S&P 500/BARRA Growth Index have been valued in the stock market at levels which indicate that the market expects their issuers to have better than average prospects for growth of revenue and earnings. These stocks are sometimes referred to as "large capitalization growth stocks". The Growth Index Fund will not invest in other types of stocks, including the stocks of small companies, or so-called "value stocks", from which the market does not expect as much growth in revenue and earnings, but which can be purchased at lower valuations. Diversifying your investments beyond "large capitalization growth stocks" may lower the volatility of your overall investment portfolio, and could improve your long-term investment return.

     It is anticipated that the Growth Index Fund will have relatively small portfolio turnover. However, it may have to sell securities from time to time to meet redemption requests, and adjustments will be made in the portfolio from time to time because of changes in the composition of the S&P/BARRA Growth Index.

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                                                                      Prospectus

 ................................................................................

The Mid Cap Growth Fund invests in stocks of mid-sized companies

The Mid Cap Growth Fund seeks growth of capital by focusing its investments on common stocks of mid-sized growing companies. Sentinel Advisors tries to invest in companies with favorable growth potential with attractive pricing in relation to this growth potential, and experienced and capable managements. The Fund will invest at least 65% of its assets in stocks whose market capitalizations are within the range of the stocks comprising the Standard & Poor's 400 Midcap index. Income is not a factor in selecting investments.

     Sentinel Advisors emphasizes stocks it believes to have superior potential for growth, rather than wide diversification. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. The Fund is actively managed. It is possible that the Fund's turnover rate may exceed 100% annually. High turnover would cause the Fund to incur higher trading costs, including more brokerage commissions. It may also cause the Fund to recognize capital gains and capital losses for tax purposes earlier than it would if its turnover rate was lower.

The Small Company Fund invests in stocks of small and medium-sized companies.

The Small Company Fund seeks growth of capital, by investing mainly in common stocks of small and medium-sized companies that Sentinel Advisors believes have attractive growth potential and are attractively valued. Income is not a factor in selecting stocks. The Fund invests at least 65% of its assets in stocks of companies with market capitalizations of less than $2 billion, and the median market capitalization of the Fund's holdings is less than $1 billion. Market capitalization is the total value of all the outstanding shares of common stock of a company. Up to 25% of the Fund's assets may be invested in securities within a single industry.

     The Small Company Fund's policy is to avoid short-term trading. However, the Fund may sell a security without regard to its holding period if Sentinel Advisors believes it is in the Fund's best interest to do so. The Fund's turnover rate is not expected to exceed 100% annually. The Fund is intended for long-term investors willing to accept more risk in order to seek above-average gains.

The World Fund invests in stocks of non-U.S. companies.

The World Fund seeks growth of capital by investing mainly in common stocks of established non-U.S. companies, or in U.S. companies that conduct their business mainly outside the United States. INVESCO Capital Management, Inc. manages the World Fund under a sub-advisory arrangement. The World Fund will normally spread its assets over many different countries, and will normally not concentrate its investments in any one country. The Fund generally will not invest more than 25% of its assets in any one country, but the Fund may invest up to 40% of its assets in any one country if INVESCO feels that economic and business conditions make it appropriate to do so.

     The Fund focuses its investments on developed foreign countries, but may invest up to 5% of its assets in emerging markets. It normally will have substantial investments in European countries. See page 22 for a discussion of the European Economic and Monetary Union.

     Normally, at least 75% of the Fund's total assets are invested in securities of non-U.S. issuers selected by INVESCO mainly for their long-term capital growth prospects. The remaining 25%

16 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

--------------------------------------------------------------------------------

may be invested in companies organized in the United States that have at least 50% of their assets and/or revenues outside the United States. The Fund also may invest in convertible or debt securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's.

     The majority of the Fund's trading of stocks occur on established stock exchanges or in the over-the-counter markets in the countries in which investments are being made. The Fund also expects to purchase American Depositary Receipts and European Depositary Receipts in bearer form, which are designed for use in European securities markets. ADRs trade on U.S. exchanges or in the U.S. over-the-counter markets, and represent foreign stocks. To expedite settlement of portfolio transactions and minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. Normally, however, the Fund does not hedge its foreign currency exposure.

     You should note that investing in foreign stocks involves some risks which normally are not associated with investing in U.S. securities, including those described on page 22.

The High Yield Bond Fund invests in lower rated corporate bonds

The High Yield Bond Fund seeks high current income and total return by investing mainly in lower rated corporate bonds, sometimes called "junk bonds". The High Yield Fund is managed by a sub-advisor, Evergreen Investment Management Company. The High Yield Fund normally invests at least 80% of its total assets in lower rated bonds. These bonds, because of the greater possibility that the issuers will default, are not investment grade--that is, they are rated below BBB by Standard & Poor's or below Baa by Moody's, or are unrated but considered by Evergreen to be of comparable credit quality. The High Yield Fund may invest in debt securities of any maturity. No more than 25% of the High Yield Fund's assets are invested in a single industry and no more than 5% of its assets in a single issuer. Lower rated debt securities and their associated risks are described in more detail on page 25.

     The High Yield Fund also may invest up to 20% of its total assets in common stocks, usually as a result of warrants associated with its bond holdings but also, under certain circumstances, to seek capital appreciation. The Fund also may invest in bonds convertible into common stock.

     The High Yield Fund, when aggregated with the holdings of other mutual funds advised by Evergreen, will not own more than 20% of the outstanding debt securities of any issuer.

     The High Yield Fund may invest up to 15% of its net assets in illiquid securities. The Fund will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may cause the net asset value of the Fund to go down.

     The High Yield Fund may invest in corporate loans made by banks or other financial institutions. The Fund may not be readily able to resell some of these corporate loans and they may be subject to restrictions on resale. If so, they would be subject to the Fund's limitation on illiquid securities. The value of a corporate loan will depend mainly on the borrower's ability to repay its debts. The High Yield Fund will invest in a corporate loan only if, in Evergreen's judgment, the borrower is capable of repaying the loan. However, Evergreen does not have any set minimum credit rating criteria regarding these borrowers. Evergreen will monitor the creditworthiness of the borrowers of corporate loans in which the High Yield Fund invests, but there can be no assurance that Evergreen will recognize factors that might ultimately impair the value of a corporate loan in time to protect the High Yield Fund from loss.

     The High Yield Fund may invest up to 25% of net assets in the securities of foreign issuers, if they are denominated in U.S. dollars and are purchased and held by the High Yield Fund in the United States. You should note that

                                    Visit us online at www.sentinelfunds.com  17
                                                                      Prospectus

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investing in foreign securities involves certain special risk considerations which normally are not associated with investing in U.S. securities, including those described on page 22 and 23.

     The High Yield Fund does not expect to invest in futures and options, or other derivatives contracts during the coming year. However, if derivative securities are developed which permit effective hedging of a lower quality bond portfolio, the High Yield Fund may, for hedging purposes only, buy or sell derivative securities contracts. The total market value of any of these derivatives contracts at the time a position is taken will not exceed 5% of the High Yield Fund's net assets.

The Bond Fund invests in investment grade bonds

The Bond Fund seeks high current income while seeking to control risk by investing mainly in investment grade bonds. The Fund will invest exclusively in fixed-income securities. At least 80% of the Fund's assets will normally be invested in the following types of bonds:

1. Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody's, Standard & Poor's or any other nationally recognized statistical rating organization;

2. Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including the mortgage-backed securities described in the section on the Government Securities Fund on page 19;

3. Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and

4. Debt obligations of domestic banks or bank holding companies, even though not rated by Moody's or Standard & Poor's, that Sentinel Advisors believes have investment qualities comparable to investment grade corporate securities.

     The remainder of the Fund's assets may be invested in other fixed income securities, such as straight or convertible debt securities and straight or convertible preferred stocks.

     The Fund will invest no more than 20% of its total assets in lower quality bonds. These bonds are described in more detail in the discussion of the High Yield Fund. The risks inherent in these lower rated bonds are discussed on page 25.

     The Bond Fund may not invest more than 25% of its total assets in any one industry, except for U.S. Government Securities. In applying this limitation, Sentinel Advisors classifies utility companies according to their services, and financial services companies according to the end users of their services. For example, natural gas, electric, and telephone will each be considered a separate industry, as will auto finance, bank finance, and diversified finance.

18 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

--------------------------------------------------------------------------------

The Government Securities Fund invests in U.S. government bonds

The Government Securities Fund seeks high current income while seeking to control risk by investing mainly in U.S. government bonds. These bonds include direct obligations of the U.S. Treasury, obligations guaranteed by the U.S. government, and obligations of U.S. government agencies and instrumentalities.

     The Fund is not required to invest set amounts in any of the various types of U.S. government securities. Sentinel Advisors will choose the types of U.S. government securities that it believes will provide the best return with the least risk in light of its analysis of current market conditions and its outlook for interest rates and the economy.

     The Fund may make unlimited investments in mortgage-backed U.S. government securities, including pass-through certificates guaranteed by the Government National Mortgage Association. Each GNMA certificate is backed by a pool of mortgage loans insured by the Federal Housing Administration and/or the Veterans Administration, and provides for the payment of fixed monthly installments of principal and interest. Timely repayment of principal and payment of interest is guaranteed by the full faith and credit of the U.S. government. The Fund may invest in mortgage-backed securities guaranteed by the Federal National Mortgage Association and by the Federal Home Loan Mortgage Corporation. In all of these mortgage-backed securities, the actual maturity of and realized yield will vary based on the prepayment experience of the underlying pool of mortgages. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States.

     While the maximum life of a mortgage-backed security is typically 30 years, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled repayments of principal and payments of interest.

     If prevailing interest rates are below the rates on the mortgages, the mortgage borrowers are more likely to refinance their mortgages than if interest rates are at or above the interest rates on the mortgages. Faster prepayments will reduce the potential of the mortgage-backed securities to rise in value during periods of falling interest rates, while the risk of falling value during periods of rising interest rates may be comparable to other bonds of similar maturities.

     The Fund may engage in the "dollar roll" transactions described on page 26.

     The Fund also may use repurchase agreements as a means of making short-term investments. It will invest only in repurchase agreements with durations of seven days or less, only where the collateral securities are U.S. government securities, and only in aggregate amounts of not more than 25% of the Fund's net assets. The Fund might incur time delays or losses if the other party to the agreement defaults on the repurchase of the securities.

     In addition, the Fund may invest up to 20% of its net assets in high quality money market instruments which are not issued or guaranteed by the U.S. government or its agencies or instrumentalities. These include bank money market instruments, commercial paper or other short-term corporate obligations listed in the highest rating categories by nationally recognized statistical rating organizations. These money market instruments may be used as a means of making short-term investments.

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                                                                      Prospectus

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The Short Maturity Government Fund invests in U.S. government bonds with limited maturities

The Short Maturity Government Fund seeks high current income and limited fluctuations in principal value by investing mainly in U.S. government bonds that have average maturities from two to five years. Under normal circumstances, the dollar weighted average maturity of the portfolio will be three years or less. This Fund invests at least 65% of its assets in U.S. Government Securities with average maturities of from two to five years. The remainder of the Fund's assets may be invested in U.S. government securities with other maturities. The U.S. government securities in which the Fund invests include the same types of securities in which the Government Securities Fund will invest.

     The Fund is not required to invest set amounts in any type of U.S. government securities. Sentinel Advisors chooses the types of U.S. government securities that it believes will provide the best return with the least risk in light of its analysis of current market conditions and its outlook for interest rates and the economy. Like the Government Securities Fund, the Short maturity Government Fund may make unlimited investments in mortgage-backed U.S. government securities.

     The Fund may engage in the "dollar roll" transactions described on page 26.

     In addition, like the Government Securities Fund, the Short Maturity Government Fund may invest up to 20% of its net assets in high quality money market instruments which are not issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also use repurchase agreements as a means of making short-term investments, in the same way as described for the Government Securities Fund above.

     The Fund is not guaranteed or insured by the U.S. Government, and the value of the Fund's shares will fluctuate.

The Money Market Fund invests primarily in short-term U.S. Treasury securities

The U.S. Treasury Money Market Fund seeks as high a level of current income as is consistent with stable principal values by investing primarily in short-term direct obligations of the U.S. Treasury. These obligations include U.S. Treasury bills, notes and bonds with remaining maturities of 397 days or less. The Fund may also invest up to 25% of its total assets in repurchase agreements with respect to U.S. Treasury securities, and up to 10% of its total assets in shares of institutional money market funds which invest primarily in securities of the U.S. Treasury, U.S. government agencies and instrumentalities and repurchase agreements with respect to such securities.The Fund may earn less income than funds owning longer term securities or lower quality securities that have less liquidity, greater market risk and greater market value fluctuations.

     The Fund seeks to maintain a net asset value of $1.00 per share, by using the amortized cost method of valuing its securities. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less.

     In many states, the Fund's income dividends may be largely exempt from state and local income taxes, but subject to federal income taxes. For more information on state and local tax exemption, see "Taxes" herein.

20 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus
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The Tax-Free Income Fund invests in investment grade municipal bonds

The Tax-Free Income Fund seeks high current income exempt from federal income taxes while seeking to control risk by investing mainly in investment grade municipal bonds. The interest earned from these municipal bonds, in the opinion of the issuer's bond counsel, are exempt from federal income tax. These investments may include municipal bonds issued by states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities. The Fund seeks to spread its holdings out broadly among municipal bonds of different states and regions, and among different types of issuing authorities.

     Normally at least 80% of the total assets of the Tax-Free Income Fund will be invested in municipal bonds rated within the four highest rating categories of either Moody's or Standard & Poor's. The Fund also may invest in unrated municipal bonds if Sentinel Advisors believes the credit characteristics are at least equivalent to those of municipal bonds ranked in the fourth highest rating category of either Moody's or Standard & Poor's. Although this is not a fundamental policy, no more than 5% of the Fund's total assets may be invested in lower rated municipal bonds.

The New York Fund invests in investment grade municipal bonds of New York issuers

The New York Tax-Free Fund seeks high current interest income exempt from federal and New York State and City personal income taxes, while seeking to control risk, by investing in investment grade municipal bonds of New York issuers. The interest on these municipal bonds will be, in the opinion of the issuer's bond counsel, exempt from federal income tax and New York State and City personal income tax. Normally these bonds will have remaining maturities of more than one year at the time of investment.

     The Fund may, however, invest up to 20% of its net assets in short-term New York municipal bonds. Normally, at least 80% of the total assets of the New York Fund will be invested in municipal bonds rated within the four highest rating categories of either Moody's or Standard & Poor's. The New York Fund also may invest in unrated municipal bonds if Sentinel Advisors believes the credit characteristics are at least equivalent to those of municipal bonds ranked in the fourth highest rating category of either Moody's or Standard & Poor's. Although this is not a fundamental policy, no more than 5% of the New York Fund's total assets may be invested in lower rated New York municipal bonds.

The Pennsylvania Fund invests in investment grade municipal bonds of Pennsylvania issuers

The Pennsylvania Tax-Free Trust seeks high current interest income exempt from federal and Pennsylvania personal income taxes, while seeking to control risk, by investing in investment grade municipal bonds of Pennsylvania issuers. The interest on these municipal bonds is, in the opinion of the issuer's bond counsel, exempt from federal income tax and Pennsylvania personal income tax.

     The Pennsylvania Fund normally will invest substantially all of its net assets in Pennsylvania municipal bonds with maturities of more than one year. The Fund may, however, invest up to 20% of its net assets in short-term Pennsylvania municipal bonds. All of the Pennsylvania municipal bonds in which the Pennsylvania Fund invests will be rated in the top four rating categories by Moody's or Standard & Poor's or, if unrated, will have equivalent investment characteristics, as determined by Sentinel Advisors.

     At least 75% of the Pennsylvania Fund's assets will always be invested in municipal obligations rated "A" or higher by Moody's or by Standard & Poor's or, if not rated, bonds that, in the opinion of Sentinel Advisors, have equivalent investment characteristics, or highly rated municipal notes or tax-exempt commercial paper. The Pennsylvania Fund cannot invest in "junk" municipal obligations.

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General Information Relevant to the Investment Practices of the Funds, and
Associated Risks

We cannot guarantee that any Fund's investment objective will be achieved.


--------------------------------------------------------------------------------

Risks you face by investing in the Equity Funds

Information Relevant to the Equity Funds

Stock Market and Selection Risk. The Common Stock, Balanced, Growth Index, Mid Cap Growth, Small Company and World Funds are subject to stock market and selection risk. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that that the investments that Sentinel Advisors or INVESCO select will underperform that stock market or other funds with similar investment objectives and investment strategies.

Risks of Stocks of Smaller Companies. The stocks of small and medium-sized companies typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Investment Style Risk. The S&P 500/BARRA Growth Index is comprised of larger companies which in general are perceived by the stock market to have higher growth potential. The Growth Index Fund thus focuses on so-called "large capitalization growth stocks". The Common Stock Fund has more of a focus on "large capitalization value stocks", although it may also invest in growth stocks. The Mid Cap Growth Fund focuses on "mid capitalization growth stocks", while the Small Company Fund focuses on the stocks of smaller companies. Changes in investment style may cause any of these groups to underperform the stock market in general, or other asset classes.

Tracking Error Risk. There are several reasons why the Fund's performance may not match the S&P 500/BARRA Growth Index. First, the Fund incurs administrative expenses and transaction costs in trading stocks. Second, the composition of the S&P 500/BARRA Growth Index and the stocks held in the Fund may diverge, due to cash flows into or out of the Fund and changes in the composition of the index. Third, the timing and magnitude of cash flows into and out of the Fund may result in temporarily uninvested cash, or may lead to weightings of stocks held by the Fund which are not precisely the same as in the S&P 500/BARRA Growth Index.

Futures and Options. If the Fund invests in stock index futures or options contracts, the Fund will be subject to the risks that:

 . the future or option will not fully offset the underlying positions,

 . the Fund cannot sell the future or option because of an illiquid secondary market, and

 . the intended risk management purpose of the future or option may not be achieved, and may produce losses or missed opportunities.

Risks applicable most directly to the World Fund

Risks of Investing in Foreign Securities

The Common Stock, Balanced, Growth Index, Mid Cap Growth, Small Company, High Yield and Bond Funds may invest in securities of foreign issuers, although only where they are trading in the United States (or in the case of the High Yield and Bond Funds, on the Eurodollar market), and only where trading is denominated in U.S. dollars. The World Fund invests in securities traded in foreign markets and denominated in foreign currencies.

     Investing in foreign securities involves certain special risks in addition to those associated with U.S. securities. For example, the Funds may be affected favorably or unfavorably by changes in currency rates or exchange control regulations. Foreign markets may have less active trading volume than those in the United States, and values may fluctuate more as a result. If the Funds, most particularly the World Fund, had to sell securities to meet unanticipated

22 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
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

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cash requirements, it may be forced to accept lower prices. There may be less supervision and regulation of foreign exchanges. Foreign companies generally release less financial information than comparable U.S. companies. Furthermore, foreign companies generally are not subject to uniform accounting, auditing and financial reporting requirements. Other possible risks include seizing of assets by foreign governments, high and changing taxes, difficulty enforcing judgments against foreign issuers, withholding taxes imposed by foreign governments on dividend and/or interest payments, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

European Economic and Monetary Union ("EMU"). Certain European countries have agreed to enter the EMU in an effort to, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these countries. Among other things, EMU establishes a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Upon introduction of the euro, certain securities (beginning with government and corporate bonds) will be redenominated in the euro and, thereafter, will be listed, trade, and make dividend and other payments only in euros. Although EMU is generally expected to have a beneficial effect, it could negatively affect the World Fund in a number of situations, including as follows:

 . If the euro, or EMU as a whole, does not take effect as planned, the World
  Fund's investments could be adversely affected. For example, sharp currency fluctuations, exchange rate volatility and other disruptions of the markets could occur.

 . Withdrawal from EMU by a participating country could also have a negative effect on the World Fund's investments, for example, if securities redenominated in euros are transferred back into that country's national currency.

 . Computer, accounting and trading systems must be capable of recognizing the euro as a distinct currency. Like other investment companies and business organizations, the World Fund could be adversely affected if the systems used by Sentinel Advisors, INVESCO, the Fund's other service providers, or entities with which the Fund or its service providers do business have not properly addressed this issue. These issues may negatively affect the operations of the companies the Funds invest in as well.

Risks of Holding Fund Assets Outside the United States. The World Fund generally holds its foreign securities outside the United States in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the World Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Also, brokerage commissions, and other costs of buying, selling or holding securities in foreign markets are often higher than in the United States. This can reduce amounts the World Fund can earn on its investments. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for the World Fund to carry out transactions.

Emerging Markets Risk. The World Fund may invest up to 5% of its assets in emerging markets. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries

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                                                                      Prospectus
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defined as emerging or developing by the World Bank, the International Finance
Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affects returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, investments in them may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment values used in the United
States, such as price to earnings ratios, may not apply to certain small markets.

     Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Information Regarding the S&P 500/BARRA Growth Index

The Growth Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Growth Index Fund particularly or the ability of the S&P 500/BARRA Growth Index to track general stock market performance. S&P's only relationship to the Sentinel Funds is the licensing of certain trademarks and trade names of S&P and the S&P 500/BARRA Growth Index, which is determined, composed, and calculated without regard to the Growth Index Fund. S&P has no obligation to take the needs of the Sentinel Funds or the owners of the Growth Index Fund into consideration in determining, composing or calculating the S&P 500/BARRA Growth Index. S&P is not responsible for and has not participated in the determination of the prices at which the Growth Index Fund shares are sold, the timing of the offering of Growth Index Fund shares, or the determination of the prices at which Growth Index Fund shares may be redeemed. S&P has no obligation or liability in connection with the administration or marketing of the Growth Index Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE GROWTH INDEX FUND, OWNERS OF THE GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Information Relevant to the Fixed-Income Funds

The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets. Bonds with longer maturities and longer durations (a measure of a bond's sensitivity to changes in interest rates) generally have higher yields and are subject to greater price fluctuation due to interest rate changes than bonds with shorter maturities or shorter effective durations.

     The Bond, New York and Tax-Free Income Funds, and the bond portion of the Balanced Fund, may invest without limitation in bonds in the fourth highest rating category of Moody's and Standard & Poor's. The Pennsylvania Fund may invest up to 25% of its assets in these bonds. While considered investment-grade, these bonds may have more speculative characteristics and may be more likely to be

24 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
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downgraded than bonds rated in the three highest rating categories.
If a bond is downgraded below investment-grade, Sentinel Advisors will determine whether selling it is in the shareholders' best interest. To arrive at this decision, Sentinel Advisors will consider, among other things, the market price, credit risk, and general market conditions.

Lower quality bonds are more risky than highly rated bonds

Risks of Lower Quality Bonds. The High Yield Fund may invest without limitation, and the Bond Fund and the bond portion of the Balanced Fund may invest up to 20% of total assets in lower rated bonds. The Tax-Free Income and New York Funds may invest up to 5% of total assets in lower quality bonds. Because of the increased risk of default, these bonds generally have higher nominal or effective interest rates than higher quality bonds. The Funds may purchase bonds in the lowest rating categories (D for S&P and C for Moody's) and comparable unrated securities. However, the Funds will only purchase securities rated lower than B-by S&P or B3 or lower by Moody's if Sentinel Advisors or Evergreen believes the quality of the bonds is higher than indicated by the rating.

     Lower quality bonds may pay interest at fixed, floating or adjustable rates. The value of floating or adjustable rate bonds is less likely to be adversely affected by interest rate changes than fixed rate bonds. However, if interest rates fall, the Funds may earn less income if they hold floating or adjustable rate bonds.

     Lower rated bonds are more speculative and likely to default than higher quality bonds. Lower rated bond values also tend to fluctuate more widely in value, for several reasons. An economic downturn may have a greater impact on the ability of issuers with less financial strength to make their bond payments. These bonds may not be traded as actively. Their prices may respond more adversely to negative publicity and investor perceptions. If trading in lower rated bonds becomes less active, the Funds may have more difficulty in valuing these bonds. Success in investing in junk bonds depends heavily on Sentinel Advisors' or Evergreen's credit analysis. Lower rated bonds are also more sensitive than other debt securities to adverse business developments affecting specific issuers. The risk of loss due to default by the issuer of a lower quality bond may be significantly greater than the risk for higher rated bonds because lower quality bonds are more likely to be unsecured and may be subordinated to other creditors. If a bond defaults, the Funds may incur additional expenses in seeking a recovery or participating in a restructuring. Lower quality bonds also may have call features that permit the issuer to repurchase the securities from the Funds before their maturity. If a call is exercised during a period of declining interest rates, the affected Fund would probably have to replace the called bonds with lower yielding bonds, and the Fund's investment income would go down.

Zero Coupon and Similar Bonds. The High Yield and Bond Funds, and the bond portion of the Balanced Fund, also may invest in bonds that do not pay interest, but instead are issued at a significant discount to their maturity values (referred to as zero coupon securities), that pay interest in additional securities instead of cash (referred to as pay-in-kind securities) or that pay interest at predetermined rates that increase over time (referred to as step coupon bonds). Even though the Funds may not get cash interest payments on these bonds, under existing tax law the Funds nevertheless must accrue and distribute the income deemed to be earned on a current basis. This may cause a Fund to have to sell other investments to raise the cash needed to make income distributions.

Restricted Bonds. The High Yield and Bond Funds and the bond portion of the Balanced Fund may purchase certain restricted bonds, often called Rule 144A bonds, for which trading is limited to qualified institutional buyers. Sentinel Advisors or Evergreen may determine that Rule 144A bonds are liquid securities under guidelines approved by the Funds' Board of Directors, and these Rule 144A bonds will not be subject to the High Yield Fund's limitation on illiquid securities, or the prohibition on illiquid securities for the Bond Fund and bond portion of the Balanced Fund. These liquid Rule 144A Securities may become illiquid if qualified institutional buyers are unavailable.

Portfolio Turnover. In the fiscal year ended November 30, 1998, the fixed income Funds shown below had the following rates of portfolio turnover:

  Government Securities Fund................................................355%
  Bond Fund.................................................................147%
  High Yield Fund...........................................................139%
  Short Maturity Government Fund............................................229%


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  In addition, the Balanced Fund had portfolio turnover of 31% for the equity portion, and 153% for the bond portion. These Funds are actively managed, and their portfolios are constantly monitored and adjusted to try to increase income, protect the income stream or improve the quality of the holdings. This investment policy results in higher portfolio turnover, but this need not adversely affect performance because these Funds generally do not pay commissions. They deal directly with dealers acting as principals when buying or selling. The trading price may include a profit to the dealer, but the Funds will only make these trades when Sentinel Advisors or Evergreen believes it will help the Funds to achieve their investment objectives. This higher portfolio turnover may cause the Funds to recognize capital gains or capital losses for tax purposes earlier than they otherwise would.

Dollar Rolls. The Bond, Government Securities, Short Maturity Government and Balanced Funds may also enter into "dollar rolls". In a dollar roll, a Fund sells mortgage-backed or U.S. Treasury securities for delivery in the current month, and simultaneously contracts to buy back securities of the same type, coupon and maturity on a predetermined future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed or U.S. Treasury securities. In return, a Fund receives the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop"), and interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll in which the proceeds of a dollar roll are held in a separate account and invested only in high grade money market instruments. The Funds may only invest in covered rolls. The use of dollar rolls tends to increase the portfolio turnover of the Funds, and increases portfolio income without increasing the risk levels of the Funds.


Information Relevant to the Tax-Exempt Funds

Alternative Minimum Tax. Interest income on certain "private activity" bonds is a preference item for shareholders subject to the alternative minimum tax. Municipal bonds whose interest is a preference item for alternative minimum tax purposes will comprise less than 20% of each of the Tax-Free Income and New York Funds' total assets.

Possible Taxability of Temporary Defensive Investments. If Sentinel Advisors anticipates a rise in interest rates, the Tax-Free Income, New York and Pennsylvania Funds may invest temporarily in short-term debt obligations, including taxable investments, to help protect shareholder capital. These investments may include notes of municipal issuers, U.S. government securities, and money market instruments. Under these conditions, the Pennsylvania Fund will limit its investments in securities other than Pennsylvania municipal bonds to 20% of its assets and will invest in non-governmental issuers only where the bonds are rated in one of the two highest categories of either Standard & Poor's or Moody's.
  The interest on municipal bonds issued by states other than your state of residence is exempt only from federal income tax. Interest on certain types of U.S. government securities is exempt only from state personal income tax. Interest on money market instruments is generally fully subject to both federal and any applicable state income taxes.

Use of Financial Futures Contracts and Related Options. The New York, Pennsylvania and Tax-Free Income Funds may purchase and sell certain exchange-traded financial futures contracts and related options only to hedge against adverse changes in interest rates, to protect against declines in the value of municipal bonds held by the Funds, or to hedge against increases in the cost of municipal bonds to be purchased for the Funds in the future.
  None of the New York, Pennsylvania or Tax-Free Income Funds will purchase and sell financial futures contracts or related options if, immediately after purchase, the sum of the initial margin on existing futures positions plus the premiums paid for outstanding options exceeds 5% of the Fund's total assets.

Risks Associated with Options and Futures Transactions. Options and futures transactions involve certain risks. However, Sentinel Advisors believes that since the New York, Pennsylvania and Tax-Free Income Funds would use these investments for hedging purposes only, their use would not subject these Funds to the risks frequently associated with the speculative use of options and futures. However, there are certain risks related to


26 For information and assistance call your Financial Advisor or Investor
   Services at 1-800-282-FUND (3863)
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futures transactions used for hedging purposes that you should understand. One is that the hedge would be ineffective if Sentinel Advisors' forecasts of interest rates prove to be incorrect. Another is that the secondary market for a financial futures contract may become illiquid. This may happen, for example, if the particular market exceeds its daily price fluctuation limit. If this happens, the Funds may not be able to close out futures positions. The change in the market value of a Fund's municipal bonds also may not be perfectly correlated with the prices paid for futures contracts, which may cause the hedge to be ineffective. From their inceptions through March 31, 1999, none of the New York, Pennsylvania or Tax-Free Income Funds engaged in any hedging transactions involving financial futures and related options.

Information Relevant to the New York and Pennsylvania Funds

Since each of the New York and Pennsylvania Funds concentrates in state municipal bonds, these Funds are more susceptible to factors adversely affecting New York or Pennsylvania governmental entities than a municipal bond fund that is diversified nationally. Each of these Funds' net asset value is particularly sensitive to changes in the economic condition and governmental policies of the state in which it invests. For example, if the economic condition of a single significant industry within New York or Pennsylvania deteriorates, specific governmental issuers within the state or the anticipated revenues to the state may be weakened, and the net asset value of the Fund's shares may fall as a result. Adverse changes in employment rates, federal revenue sharing or laws on tax-exempt financing may also cause the value of the Funds' shares to fall.

  Sentinel Advisors does not believe that the current economic conditions in New York State, New York City or Pennsylvania will have a significant adverse effect on the Funds' ability to invest in high quality New York or Pennsylvania municipal bonds. Since these Funds focus on investment grade bonds, the Funds expect to be less subject to market and credit risks than a fund that invests mainly in lower quality New York or Pennsylvania municipal bonds.

Information Relevant to All Funds

Periodically the Funds may be less than fully invested

Temporary Defensive Positions. Each of the Funds, other than the U.S. Treasury Money Market Fund, the Government Securities Fund and the Short Maturity Government Fund, may be less than fully invested in securities called for by its principal investment strategies at any time. If the investment advisor feels that it is necessary under adverse market conditions to take a temporary defensive position, these Funds may depart significantly or completely from their principal investment strategies. If the investment advisor's judgment in taking a temporary defensive position proves to be incorrect, the Funds may not achieve their investment objective.

Repurchase Agreements. All of the Funds may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price. If the counterparty defaults on its repurchase obligation, the Fund would have the bonds and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the bonds turns out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell bonds that were subject to the repurchase agreement. For more information about repurchase agreements, please refer to the Statement of Additional Information.


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Purchase Options

The Balanced Fund offers Class A, Class B, Class C and Class D shares.

The Common Stock, World and High Yield Funds offer Class A, Class B and Class C shares.

The Growth Index, Mid Cap Growth, Small Company and Bond Funds offer Class A shares and Class B shares.

The Government Securities, Short Maturity, Tax-Free Income, New York and Pennsylvania Funds offer only Class A shares.

This prospectus frequently uses the term CDSC, which stands for Contingent Deferred Sales Charge. This type of charge is assessed when you redeem shares subject to a CDSC, if none of the waivers listed on page 35 apply. If you do not redeem shares during the time periods in which an investment is subject to a CDSC, you will not pay this charge.


--------------------------------------------------------------------------------
You can compare the differences among the four classes of shares using the table below.

                                        Total 12b-1 Fee,
Class    Sales Charge    Service Fee    Including Service Fee    Conversion Feature
------------------------------------------------------------------------------------------
A        Maximum         Maximum        Maximum of 0.30%         No
         5.00% initial   of 0.20%       (Maximum 0.20% for
         sales charge    (Maximum of    fixed income funds
         (Maximum        0.10% for      and the Growth
         4% for fixed    fixed income   Index Fund)
         income funds,   funds)
         and 2.5% for
         the Growth
         Index Fund)

------------------------------------------------------------------------------------------
B        CDSC of up to   0.25%          1.00%                    Class B Shares convert
         4.00% (2.50%                   (0.75% for the           to Class A Shares
         for the Growth                 Growth Index Fund)       automatically after the
         Index Fund) for                                         applicable CDSC period
         a maximum of
         six years

------------------------------------------------------------------------------------------
C        CDSC of         0.25%          1.00%                    No
         1.00% for the
         first year only

------------------------------------------------------------------------------------------
D        CDSC of         None           0.75%                    Class D Shares convert
         up to 6% for                                            to Class A Shares
         seven years                                             automatically at the end
                                                                 of the end of the tenth
                                                                 year after purchase
------------------------------------------------------------------------------------------

The Short Maturity Government Fund currently only offers Class A Shares as described below.

                                        Total 12b-1 Fee,
Class    Sales Charge    Service Fee    Including Service Fee    Conversion Feature
------------------------------------------------------------------------------------------
A        Maximum         Maximum        Maximum of 0.35%         None
         1.00% initial   of 0.25%
         sales charge
------------------------------------------------------------------------------------------

The U.S. Treasury Money Market Fund offers Class A and Class B Shares. Initial purchases of Class A Shares of the Money Market Fund are not subject to any initial sales charge, CDSC or Rule 12b-1 fees. Class B shares of the Money Market Fund are not offered for direct purchase, except where the investment is to be exchanged into Class B shares of other Funds within 90 days, or in dollar-cost averaging programs into Class B shares of other Funds where you invest a minimum of $10,000, each dollar-cost averaging transaction is at least $1,000, and the program is completed within 24 months. They may also be acquired in exchange for the Class B shares of another Fund.

More detailed information about each class of shares is included in the descriptions of each class below.

If you who hold your shares for an extended period of time, you may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charges permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.


28 For information and assistance call your Financial Advisor or Investor
   Services at 1-800-282-FUND (3863)
Prospectus

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Things to Think About When Choosing Which Share Class to Buy

The Funds' purchase options are designed to enable you to choose the method of purchasing Fund shares that is most beneficial to you.

--------------------------------------------------------------------------------

Factors you should consider include:

 . the amount of the investment,

 . the intended length of the investment,

 . the type of Fund you want,

 . whether you are eligible for a waiver or reduction of an initial sales charge or CDSC, and

 . whether you intend to utilize the exchange privilege.

Class A shares have the advantage of lower ongoing distribution expenses. The disadvantage of the Class A shares is that you pay an initial sales charge. If in your circumstances the lower ongoing expenses outweigh the impact of the initial sales charge, Class A shares may be appropriate for you.

Class B shares have the advantage that you pay no initial sales charge. The disadvantages are that you pay higher ongoing distribution fees for a fixed period of time, and during this time you may pay a CDSC if you redeem. Class B shares ultimately convert to Class A shares, so long term investors eventually also obtain the benefit of the Class A shares' lower ongoing expenses. Class B shares are appropriate for those for whom the benefit of avoiding an initial sales charge outweighs the higher ongoing expenses and possible CDSCs incurred prior to the conversion to Class A shares.

Class C shares have the advantages of no initial sales charge and a relatively small CDSC that applies only in the first year. You pay higher ongoing distribution fees for the entire period of your investment, however. This class may be appropriate for you if the benefits of avoiding both an initial sales charge and a significant CSDC outweigh the continuing higher distribution fees. Over long periods, however, the other share classes may out perform Class C shares.

The Class D shares, available for the Balanced Fund only, are similar to the Class B shares, except that you are subject to a higher CDSC, that applies for seven years instead of six, and conversion to Class A shares does not occur until the tenth year. The benefit to you is that the ongoing distribution fees are lower than for Class B shares. Class D shares may appeal to Balanced Fund investors who want to avoid paying an initial sales charge, are willing to pay ongoing distribution fees higher than those on Class A shares until they convert, but want to benefit from lower ongoing distribution fees than those on Class B or C shares.
  There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares or Class C shares accepted is $1,000,000. The maximum purchase of Class D shares of the Balanced Fund is $250,000.
  You should also consider that exchange privileges into other Funds are more limited for classes other than Class A shares. Class B shares may only be exchanged among the other funds offering Class B shares - the Common Stock, Balanced, Growth Index, Mid Cap Growth, Small Company, World, Bond, High Yield and Money Market Funds. For Class C shareholders, only the Class C shares of the Common Stock, Balanced, World and High Yield Funds, and the Class A shares of the Money Market Fund, are available for exchanges. In the case of the Class D shares of the Balanced Fund, the only possible exchange is into the Class A shares of the Money Market Fund, and back into the Class D shares of the Balanced Fund.


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Class A Shares
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Class A shares are generally subject to a front-end sales charge

For all purchases of Class A shares, you pay the public offering price, which includes the front-end sales charge, next computed after we receive your order. The sales charge ranges from 5.0% of the offering price (5.3% of the net amount invested) to zero. Your sales charge will depend on the size of your purchase.

--------------------------------------------------------------------------------
Sales Charges
--------------------------------------------------------------------------------
Common Stock, Balanced, Mid Cap Growth, Small Company and World Funds:

                            Sales charge as
                            a percentage of:
                            ----------   ----------
                            offering     net amount   Dealer
Sale Size                   price        invested     Reallowance
--------------------        ----------   ----------   ----------
$0 to $99,999               5.00%        5.26%        4.50%
--------------------        ----------   ----------   ----------
$100,000 to $249,999        4.00%        4.17%        3.75%
--------------------        ----------   ----------   ----------
$250,000 to $499,999        2.50%        2.56%        2.25%
--------------------        ----------   ----------   ----------
$500,000 to $999,999        2.00%        2.04%        1.75%
--------------------        ----------   ----------   ----------
$1,000,000 or more           -0-          -0-          -0-
--------------------        ----------   ----------   ----------
--------------------------------------------------------------------------------
High Yield, Bond, Government Securities, Tax-Free Income, New York and Pennsylvania Funds:

                            Sales charge as
                            a percentage of:
                            ----------   ----------
                            offering     net amount   Dealer
Sale Size                   price        invested     Reallowance
--------------------        ----------   ----------   ----------
$0 to $99,999               4.00%        4.17%        4.00%
--------------------        ----------   ----------   ----------
$100,000 to $249,999        3.50%        3.63%        3.25%
--------------------        ----------   ----------   ----------
$250,000 to $499,999        2.50%        2.56%        2.25%
--------------------        ----------   ----------   ----------
$500,000 to $999,999        2.00%        2.04%        1.75%
--------------------        ----------   ----------   ----------
$1,000,000 or more           -0-          -0-          -0-
--------------------        ----------   ----------   ----------
--------------------------------------------------------------------------------
Growth Index Fund

                            Sales charge as
                            a percentage of:
                            -----------------------
                            offering     net amount   Dealer
Sale Size                   price        invested     Reallowance
--------------------        ----------   ----------   ----------
$0 to $499,999              2.50%        2.56%        2.25%
--------------------        ----------   ----------   ----------
$500,000 to $999,999        2.00%        2.04%        1.75%
--------------------        ----------   ----------   ----------
$1,000,000 or more           -0-          -0-          -0-
--------------------        ----------   ----------   ----------
--------------------------------------------------------------------------------
For the Short Maturity Government Fund, the sales charge for sales of up to $999,999 is 1.00% of the offering price (1.01% of the net amount invested), with a dealer reallowance of 0.75% of the offering price. For sales of $1,000,000 and over, there is no initial sales charge.
--------------------------------------------------------------------------------
There is no sales charge on purchases of shares of the Money Market Fund.

--------------------------------------------------------------------------------
In cases in which there is no sales charge because your purchase was $1,000,000 or more, the Funds' distributor, Sentinel Financial Services Company, will pay dealers compensation of 1.00% for sales of up to $14,999,999 (for the Common Stock, Balanced, Mid Cap Growth and Small Company Funds) and for sales of up to $4,999,999 for sales of the other Funds. In these cases, if you redeem the shares in the first one year after the purchase, a 1.0% CDSC will be imposed, and if you redeem in the second year, a 0.5% CDSC will be imposed. For sales in excess of these amounts, Sentinel Financial will individually negotiate dealer compensation and CDSCs. After the second year, there will be no CDSC. Any CDSC is imposed on the lower of the cost or the current net asset value of the shares redeemed. If you redeem part of your shares, your redemption request will be increased by the amount of any CDSC due. If you redeem your entire account, we will deduct any CDSC due from the redemption proceeds. Sentinel Financial receives the entire amount of any CDSC paid. The CDSC is waived in the circumstances described on page 35. In determining whether a CDSC is payable, we will first redeem shares not subject to any charge.

Reduced Sales Charges

You can receive a reduced sales charge for a number of reasons

Sales charges on Class A shares may be reduced or eliminated in certain situations. Please note that, to take advantage of any reduced or eliminated sales charge, you must advise Sentinel Financial or your representative of your eligibility at the time of purchase, and provide any necessary information about the accounts involved.

Right of Accumulation. Quantity discounts begin with investments in Class A shares of $100,000 ($500,000 in the case of the Growth Index Fund). You may qualify for quantity discounts based on the total of all classes of shares purchased, on purchases made at different times, and on purchases made by you, your spouse and minor children, or a fiduciary for these persons. Contact Sentinel Service for help in combining accounts for purposes of obtaining quantity discounts by combining accounts or purchases.

Letter of Intent. You may use a letter of intent to obtain a reduced sales charge if you plan to make investments of $100,000 ($500,000 in the case of the Growth Index Fund)


30 For information and assistance call your Financial Advisor or Investor
   Services at 1-800-282-FUND (3863)
Prospectus

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or more in Class A shares or of $250,000 or more in Class B shares over a 13 month period (30 months in the case of corporate qualified plans). The letter of intent is not a binding commitment by you to complete the intended purchases. All your purchases made under the letter of intent during the period covered will be made at the reduced sales charge for your intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent. We will hold in escrow 2% of the shares you purchase under the letter of intent, and release these shares when you have completed the intended purchases. If by the end of the period covered by the letter of intent you have not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid. We will notify you if an additional sales charges is due. You may pay this additional sales charge within 20 days after our notification is sent, or we may redeem shares held in escrow to the extent necessary to pay this charge. Then we will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to you.

Group Investments. Any group of investors which notifies Sentinel Financial that it will act as a group in purchasing Fund shares, in order to reduce selling expenses, will be treated as a single entity for purposes of the reduced sales charges for quantity purchases, including the right of accumulation and letter of intent.

AG&T Advantage Program. Employers establishing either SIMPLE IRA plans under the Small Business Protection Act of 1996 or Section 403(b) plans, for which American Guaranty & Trust Company is the custodian, may group participating employee accounts together in such a way as to result in reduced sales charges for quantity purchases. Quantity discounts under this program are based upon amounts previously invested in the Funds.

Net Asset Value Purchases. You may purchase Class A shares of the Funds at net asset value if you are included in the following list.

 . current and former Directors of the Funds and predecessors to the Funds;

 . current and retired employees of the general partners of Sentinel Advisors and their affiliates;

 . directors, employees and clients of the Funds' sub-advisors;

 . directors and employees of Beneficial Life Insurance Company, and other strategic partners of Sentinel Advisors and/or Sentinel Financial;

 . registered representatives of securities dealers that have entered into a sales agreement with Sentinel Financial;

 . members of the immediate families of, or survivors of, all of these individuals;

 . non-profit organizations with which any of these persons are actively involved;

 . investment advisors, financial planners, bank trust departments or broker-dealers who place trades for their own accounts or the accounts of their clients, and who charge a management, consulting or other fee for their services, and clients of these investment advisors, financial planners, bank trust departments or broker dealers who place trades for their own accounts, if the accounts are linked to the master account of the investment advisor, financial planner or broker-dealer;

 . purchasers who are investing section 403(b) loan principal repayments;

 . purchasers who are buying with the redemption proceeds from other mutual fund shares for which a sales charge or CDSC has been paid;

 . investments being transferred from individually managed trust accounts at American Guaranty & Trust Company; and

 . qualified pension, profit-sharing or other employee benefit plans, if the total amount invested in the plan is at least $1,000,000, the sponsor signs a $1,000,000 letter of intent, or the shares are purchased by an employer-sponsored plan with at least 100 eligible employees, and all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with Sentinel Financial to use the Funds in connection with the accounts.

  Sentinel Financial may pay dealers for share purchases of the Funds (other than the Money Market Fund) sold at net asset value to an employee benefit plan in accordance


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                                                                      Prospectus
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with the last item on the list above, as follows: 1% of the first $2 million of these purchases, plus 0.80% of the next $1 million of these purchases, plus
0.50% of the next $17 million of these purchases, plus 0.25% of amounts in excess of $20 million of these purchases.

  American Guaranty and Trust Company may also invest short-term balances of trust accounts in the Short Maturity Government Fund at net asset value. If more than one person owns an account, all owners must qualify for the lower sales charge. Please also note you may be charged a transaction fee by a broker or agent if you effect transactions in Fund shares through a broker or agent.

Reinstatement. If you sell shares or receive dividends or capital gains distributions in cash and subsequently want to reinvest your proceeds, you may do so within 365 days at net asset value, without paying any additional sales charge.

Distribution Plans

The Class A shares of each Fund, other than the Money Market Fund, have adopted plans under Rule 12b-1 that allow the Funds to pay distribution fees for the sale and distribution of their shares, and for services provided to shareholders. The Class A shares of the Funds will pay to Sentinel Financial a monthly fee at the maximum annual rate of (a) .30% of average daily net assets in the case of the Small Company, Mid Cap Growth, World, Common Stock and Balanced Funds, (b) .20% of average daily net assets in the case of the Growth Index, High Yield, Bond, New York, Pennsylvania, Tax-Free Income and Government Securities Funds, or (c) .35% of average daily net assets in the case of the Short Maturity Government Fund.
  Sentinel Financial uses a portion of these fees to pay service fees to dealers. For the Class A shares of the Small Company, Mid Cap Growth, World, Growth Index, Common Stock and Balanced Funds, annual service fees are 0.20% of the average net assets owned by the dealer's clients. For the Class A shares of the High Yield Bond, Bond, New York, Pennsylvania, Tax-Free Income and Government Securities Funds, annual service fees are 0.10% per annum of the average net assets owned by the dealer's clients. For the Short Maturity Government Fund, annual service fees are 0.25% of the average net assets owned by the dealer's clients. No service fee is paid with respect to Fund accounts opened prior to March 1, 1993.

Class B Shares
--------------------------------------------------------------------------------

There is no initial sales charge on Class B shares, but they are subject to a CDSC

For all purchases of Class B shares, you pay the current net asset value. There is no initial sales charge. A CDSC will be imposed on Class B shares (including Class B shares of the Money Market Fund) if you redeem shares during the CDSC period, unless you can use one of the CDSC waivers listed on page 35.

CDSC. Whether you pay a CDSC upon a redemption of Class B shares and how much it is depends on the amount of your purchases and the number of years since you made the purchase. The CDSC schedules for Class B shares are shown below:

--------------------------------------------------------------------------------
CDSC schedule - Class B shares

Common Stock, Balanced, Mid Cap Growth, Small Company, World, High Yield and Bond Funds

                           CDSC Percentage
                           -----------------------------------------------------
                           Year Since Purchase Payment Was Made
Purchase amount            1st   2nd   3rd   4th   5th   6th
--------------------       -----------------------------------------------------
up to $249,999             4%    4%    3%    2%    2%    1%
--------------------       -----------------------------------------------------
$250,000 to $499,999       3.5%  3%    2%    1%    1%
--------------------       -----------------------------------------------------
$500,000 to $999,999       3%    2%    1%    1%
--------------------       -----------------------------------------------------

Growth Index Fund
up to $500,000             2.5%  2.5%  2%    1.5%  1.25% 0.50%
--------------------       -----------------------------------------------------
$500,000 to $999,999       2%    2%    1%    1%    -     -
--------------------       -----------------------------------------------------

In determining whether a CDSC is payable, we will take redemptions first from shares acquired through reinvestment of distributions, or any other shares as to which a CDSC is waived. We will next take redemptions from the earliest purchase payment from which a redemption or exchange has not already been taken. The amount of the CDSC will be equal to the CDSC percentage from the schedules above, multiplied by the lower of the purchase price or the net asset value of the shares being redeemed. If you redeem part of your shares, you may choose whether any CDSC due is deducted from the redemption proceeds or your redemption request is increased by the amount of any CDSC due. Sentinel Financial receives any CDSC imposed on a redemption of Class B shares.

  Because the CDSC may be lower and the conversion to Class A shares may be faster for purchases of over $250,000, you should consider whether you would benefit from the right of accumulation or a letter of intent in connection with the purchase of Class B shares. These


32 For information and assistance call your Financial Advisor or Investor
   Services at 1-800-282-FUND (3863)
Prospectus

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privileges operate in the same way as the similar privileges which permit reduced sales charges on Class A shares.

Distribution Plan. The Class B shares of the Common Stock, Balanced, Growth Index, Mid Cap Growth, Small Company, World, High Yield and Bond Funds, have adopted a plan under Rule 12b-1 that allows these Funds to pay distribution fees for the sale and distribution of their shares, and services provided to shareholders. The Class B shares of each Fund will pay to Sentinel Financial a fee of up to a total of 1.00% annually of average daily net assets, (0.75% for the Growth Index Fund) of which up to 0.25% shall be for service fees to broker-dealers. The Growth Index and High Yield Fund Class B shares are not assessed a distribution fee on the seed money shares owned by National Life Insurance Company or Penn Mutual Life Insurance Company, which will result in an overall distribution fee to the Class B shares of the Growth Index and High Yield Funds of less than 0.75% or 1.00%, for so long as National Life or Penn Mutual maintains its investment.
  Sentinel Financial pays to dealers a service fee which varies based on the average daily assets in Class B shares of the Funds (other than the Money Market
Fund) for which each registered representative of the dealer is the registered representative of record at the time service fees are paid, as follows:

Average Daily Assets in Class B Shares of                        Annual
the Funds for which a Particular Individual                      Broker-Dealer
is the Registered Representative of Record                       Service Fee

$0 - $99,999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . -0-

$100,000 - $199,999 . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%

$200,000 - $999,999 . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%

$1,000,000 and over . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%

A selling dealer may elect a service fee of 0.25% per annum, instead of the above arrangement. Class B shares will not pay service fees which total more than 0.25% per year. If the above schedule requires a payment from Sentinel Financial which exceeds 0.25% of average daily assets of the Class B shares of any Fund, then Sentinel Financial will not be able to recover the excess from the Funds. Sentinel Financial may change the amounts of assets needed to qualify for the 0.10%, 0.25% and 0.50% service fee rates from time to time. Sentinel Financial intends to manage these asset levels with the goal of producing an average service fee on Class B shares of 0.25%. The Class B share service fee for the first year after a purchase will be used to recover a portion of the cost of the dealer concession paid by SFSC to the selling dealer, which portion of the dealer concession is considered the service fee for the first year. No service fee is paid on Class B shares in house accounts, accounts in nominee name, or accounts in dealer street name.

Conversion to Class A Shares. The Class B shares automatically convert to Class A shares after a fixed period of time, which depends upon the size of your purchase. For purchases up to $250,000 ($500,000 for the Growth Index Fund), the automatic conversion occurs at the end of the sixth year; for purchases from $250,001 to $500,000 (except for the Growth Index Fund), the automatic conversion occurs at the end of the fifth year; and for purchases from $500,001 to $999,999, the automatic conversion occurs at the end of the fourth year. The holding period for Class B shares will include the holding period of Class B shares of another Fund from which they were exchanged.

Payments to Dealers. Sentinel Financial pays selling broker-dealers, at the time you purchase Class B shares, the percentages of the aggregate purchase amount shown below (including purchases of Class A, Class C and Class D shares under a right of accumulation or letter of intent):

Amount of Purchase Payment         Broker-Dealer Payment
                                   All Funds                     Growth
                                   other than                    Index Fund
                                   Growth Index Fund

Up to $249,999 . . . . . . . . . . 4.0%. . . . . . . . . . . . . 2.5%
$250,000 to $499,999 . . . . . . . 2.5%. . . . . . . . . . . . . 2.5%
$500,000 to $999,999 . . . . . . . 2.0%. . . . . . . . . . . . . 2.0%

Class B Shares of the U.S. Treasury Money Market Fund. The Class B shares of the Money Market Fund do not bear the higher ongoing distribution expenses normally associated with the Class B shares. However, time during which assets are in the Class B shares of the Money Market Fund will not count either toward the time that must elapse before Class B shares are automatically converted to Class A shares of the same Fund, or toward the time that results in a declining CDSC. Therefore, if the Class B shares of the Money Market Fund are ultimately redeemed, you will pay a CDSC in the same amount as would have been due on the date the assets were exchanged into the Class B shares of the Money Market Fund, regardless of how long you hold the Class B shares of the Money Market Fund. Also, if you exchange the Money Market Fund Class B shares back into Class B shares of another Fund, and then later redeem


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                                                                      Prospectus
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those shares, your CDSC, if any, will not reflect the time you held the Money
Market Fund Class B shares. The automatic conversion into Class A shares will occur only after you hold Class B shares of Funds other than the Money Market Fund for the six, five or four year period.

Class C Shares
--------------------------------------------------------------------------------
There is no initial sales charge on Class C shares, but they remain subject to higher ongoing fees for the entire investment period

For all purchases of Class C shares, you pay the current net asset value. There is no initial sales charge. A CDSC in the amount of 1.00% of the purchase price will be imposed on Class C shares if you redeem shares during the first year after their purchase, unless you can use one of the CDSC waivers listed on page 35.

Similar to the Class B shares, Class C shares are subject to higher distribution fees than Class A shares. However, since Class C shares never convert to Class A shares, investments in Class C shares remain subject to these higher distribution fees for the entire holding period of the investment.

CDSC. You will pay a CDSC if you redeem Class C shares in the first year after purchase, in the amount of 1.00% of the lower of the purchase price or the net asset value of the shares redeemed unless a waiver applies. We apply the same rules in determining a CDSC as we do for Class B shares. Sentinel Financial receives the entire amount of any CDSC paid.

Distribution Plan. The Class C shares of the Common Stock, Balanced, World, and High Yield Funds have adopted a plan under Rule 12b-1 that allows these Funds to pay distribution fees for the sale and distribution of their shares, and services provided to shareholders. These Funds pay to Sentinel Financial a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase Sentinel Financial keeps this fee to recover the initial sales commission of 1.00% that it pays to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer.

Exchanges. If you purchase Class C shares, you will have the ability to exchange at net asset value only for the Class C shares of other Funds, except that you may also exchange into Class A shares of the Money Market Fund. However, if you exchange Class C shares into Money Market Fund Class A shares within one year of your purchase of the Class C shares, and then subsequently redeem the Money Market Fund shares, you may pay a CDSC. If you exchange Class C shares into Money Market Fund Class A shares, you may exchange back into Class C shares at any time, but may not exchange at net asset value into Class A shares or Class B shares of any Fund.

Payments to Dealers. For all sales of Class C shares, Sentinel Financial intends to make payments to selling broker-dealers, at the time you purchase Class C shares, of amounts equal to 1% of the aggregate purchase amount.

Class D Shares (Balanced Fund only)
--------------------------------------------------------------------------------

There is no initial sales charge on Class D shares, but they are subject to a CDSC

For all purchases of Class D shares of the Balanced Fund, you pay the current net asset value. There is no initial sales charge. A CDSC will be imposed on Class D shares (including Class A shares of the Money Market Fund, if you exchange Class D shares into the Money Market Fund), if you redeem shares during the seven years after their purchase, unless you can use one of the CDSC waivers listed on page 35.

CDSC. Whether you pay a CDSC upon a redemption of Class D shares and how much it is depends on the number of years since you made the purchase. The CDSC schedule for Class D shares is shown below:

--------------------------------------------------------------------------------
CDSC schedule - Class D shares

                                CDSC Percentage
                     ---------------------------------------
Purchase             Year Since Purchase Payment Was Made
amount               1st   2nd   3rd   4th   5th   6th   7th
-----------          ---------------------------------------
Any amount           6%    6%    5%    4%    4%    3%    2%
-----------          ---------------------------------------

The above schedule is higher than the schedules of CDSCs for Class B shares, which start at maximums of 4% and extend for a maximum of six years. The CDSC waivers, which are listed on page 35, are the same as those available for Class B shares, except that the annual CDSC-free percentage redemption amount is 8% instead of 10%. We apply the same rules in determining a CDSC as we do for Class B shares. Sentinel Financial receives the entire amount of any CDSC paid.

Distribution Plan. The Class D shares of the Balanced Fund have adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of their shares. The Fund pays a fee to Sentinel Financial at a


34 For information and assistance call your Financial Advisor or Investor
   Services at 1-800-282-FUND (3863)
Prospectus

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maximum annual rate of 0.75% of average daily net assets of the Class D shares of the Balanced Fund. The Class D Distribution Plan is similar in its operation to the Class B Distribution Plan, except that there is no service fee of up to 0.25%, and no asset-based service fee payable to dealers. These distribution fees are lower than those that apply to Class B shares, but they are higher than those that apply to Class A shares.

Conversion to Class A Shares. The Class D shares automatically convert to Class A shares after 10 years.

Exchanges into Class A Shares of the Money Market Fund. You may exchange Class D shares of the Balanced Fund into Class A shares of the Money Market Fund. However, if you do so within seven years of the purchase of the Class D shares, and subsequently redeem the Money Market Fund shares, you may pay a CDSC. You may exchange back into Class D shares of the Balanced Fund at any time, but in this case the time your investment was in the Money Market Fund will not count toward the time for conversion to Class A shares of the Balanced Fund, or for reduction or elimination of the CDSC.

Payments to Dealers. For sales of Class D shares of the Balanced Fund, Sentinel Financial intends to make payments to selling broker-dealers, at the time you purchase Class D shares, of amounts equal to 6% of the aggregate purchase amount. If a selling broker-dealer has entered into agreements required by Sentinel Financial, Sentinel Financial may pay annualized commissions in advance with respect to Class D accounts which are set up to make, and are expected to make monthly automated additional purchases.

Waiver or Reduction of a CDSC
--------------------------------------------------------------------------------

A CDSC will be waived in the following situations if you notify us at the time of redemption that a waiver applies:

1. Redemptions of shares you acquire from the reinvestment of income distributions and/or capital gains distributions;

2. Redemptions from your account (including when you own the shares as joint tenant with your spouse) following your death, or from the account of a trust whose primary income beneficiary has died, if the redemption occurs within one year of your death or the beneficiary's death;

3. Redemptions from qualified retirement accounts taken in equal or substantially equal periodic payments not to exceed life, or joint life expectancy and not otherwise subject to the 10% penalty tax for early withdrawal of Code section 72(t);

4. Redemptions that occur as a result of a loan taken from an account established as a retirement plan account for an employee of a tax-exempt organization under section 403(b)(7) of the Code;

5. The CDSC will be waived on redemption of shares acquired prior to September 13, 1999 in amounts up to 10% annually of the account's then current net asset value. Note that in the case of Class D shares this amount is up to 8% annually instead of up to 10% annually. The CDSC will be waived on redemptions made under Systematic Withdrawal Plans for shares acquired on or after September 13, 1999 in amounts up to 10% annually of the account's then net asset value. Again in the case of Class D shares this amount is up to 8% annually instead of up to 10% annually. We have also enhanced our systematic withdrawal plan administration to permit Systematic Withdrawal Plans to be either a fixed dollar amount or a percentage of the account's value, rather than only a percentage of the account's value; and

6. For Class B share 401(k) plans administered by BYSIS, redemptions resulting from the termination of a participant's participation in the plan.

   The waivers described above may be useful in a wide variety of situations. These may include, but are not limited to, funding of expenses for persons fulfilling certain religious missionary obligations, educational expenses and the purchase of a new home.

   Sentinel Financial may require documentation to show a waiver applies, such as certifications by plan administrators, applicable tax forms, or death certificates. The waiver provisions will not apply to Class B shares initially invested in the Money Market Fund as part of the program described on page 28.
   No CDSC will apply to Class B, Class C or Class D share accounts owned by affiliates of Sentinel Advisors if Sentinel Financial has not paid an initial commission to a selling dealer.


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Other Matters Relating to Distribution of Fund Shares
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Equity Services, Inc., 1717 Capital Management Company, Janney Montgomery Scott,
Inc., and Hornor, Townsend & Kent, Inc., which are wholly-owned subsidiaries of the partners of Sentinel Advisors, receive a dealer reallowance equal to the entire sales charge on their sales of Fund shares. As a result, they may be considered underwriters of the Funds' shares.
   Sentinel Financial will reimburse all broker-dealers who agree with Sentinel Financial to undertake activities designed to specifically promote the Funds, for costs incurred by these broker-dealers in the course of these activities. Sentinel Advisors may consider sales of shares of the Funds in the selection of broker-dealers to execute portfolio transactions for the Funds, as long as commissions paid are no higher than would otherwise be paid and the prices are, in Sentinel Advisors' judgment, the best then available.

High Yield Fund Class B Shares - Promotion

As a special promotion during the period May 1, 1999 to March 31, 2000, Sentinel Financial Services Company will pay to dealers who agree to participate in the promotion, on sales of Class B shares of Sentinel High Yield Bond Fund, the following amounts (stated as percentages of the aggregate purchase amount):

Amount of Purchase Payment                 Broker-Dealer Payment
Up to $249,999                                     5.0%
$250,000 to $499,999                               3.5%
$500,000 to $999,999                               3.0%

These amounts are 1.0% greater than the payments normally made on such sales.


36 For information and assistance call your Financial Advisor or Investor
   Services at 1-800-282-FUND (3863)
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How to Buy, Sell, Exchange and Transfer Shares

Buying Shares
--------------------------------------------------------------------------------

There are several convenient ways to buy shares

The minimum initial investment for all Funds except the Growth Index Fund and certain retirement plan accounts is $1,000. The minimum subsequent investment for all Funds except the Growth Index Fund is $50. You may also invest in any of these same funds with as little as $50 using the Automatic Investment Plan. The minimum initial and subsequent investments for the Growth Index Fund are $5,000 and $100, respectively. You can also invest in the Growth Index Fund with as little as $100 using the Automatic Investment Plan. For all Funds, the minimum investment for IRA and other qualified retirement plan accounts is $1,000.

Purchasing Shares by Check

To purchase shares by check, make your check payable to "Sentinel Administrative Service Company" and mail it to: Sentinel Administrative Service Company

   P. O. Box 1499
   Montpelier, VT 05601-1499

   To make your initial purchase by check, please also fill out an application (one is attached to this prospectus) and return the application with your check. All checks must be drawn in U.S. dollars on a U.S. bank. The Funds reserve the right to withhold the proceeds of a redemption of shares purchased by check until the check has cleared, which may take up to 15 days after the purchase date.
   Your purchase will be effected on the day when federal funds are made available to a Fund, usually within one business day after Sentinel Service receives the check. We may charge a fee of $25 for each check returned unpaid due to insufficient funds.

Purchasing Shares by Wire

You may purchase shares by wiring federal funds directly to Sentinel Service when the New York Stock Exchange and Federal Reserve banks are open for business.
   To make your initial purchase by wire, call our toll-free number noted below and obtain an account number. Complete the application and return it promptly to Sentinel Service.

   Your bank may charge you a fee to wire funds. Payments made by wire and received by Sentinel Service on any business day are available to the Fund on the next business day.

Dealer Wire Purchase Orders

As a convenience to shareholders, Sentinel Financial will, acting for the Funds without charge, ordinarily accept orders from dealers who have sales agreements with the Funds for the purchase of shares at the applicable offering price.

Purchasing Shares Online

If you already have an account you may purchase shares of the Funds over the Internet by accessing the Funds' website at www.sentinelfunds.com.

Automatic Investment Plan

This feature affords you the opportunity to dollar-cost average using periodic electronic funds transfer from your bank account to the Fund(s) of your choice.

Telephone Investment Service

This feature enables you to purchase Fund shares via electronic funds transfers from your bank account simply by phoning Sentinel Service.

Government Direct Deposit Privilege

You may purchase Fund shares (minimum of $50.00 per transaction) by having local, state or Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your account. You may deposit as much of the payments as you elect. To enroll in Government Direct Deposit, please contact Sentinel Service.

Payroll Savings Plan

You may purchase Fund shares (minimum of $50.00 per transaction) automatically on a regular basis by having money withheld from your paycheck, if your employer permits this. You may have part or all of your paycheck transferred to your existing Sentinel account electronically each pay period. To establish a Sentinel Payroll Savings Plan account, please contact Sentinel Service.


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Selling Shares
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You may sell your shares in a number of convenient ways

You may sell your shares back to the Funds at net asset value, less any applicable CDSC, as of the close of business on the day your instructions are received, in good order, prior to 4:00 p.m. on a day that the NYSE is open for business.

If your shares are held by Sentinel Service, you can sell your shares in the following ways.

By Mail

You may sell your shares by providing Sentinel Service with the appropriate instructions by mail. Your instructions must be signed by the registered owner(s) exactly as the shares are registered. If the proceeds of the redemption exceed $50,000, if the check is not made payable to the registered owner(s) and mailed to the record address, or if the record address has been changed within the past 30 days, the signatures of the registered owner(s) must be guaranteed by an eligible financial institution that meets Sentinel Service's requirements.

Dealer Wire Redemption Orders

For the convenience of shareholders, Sentinel Financial, acting for the Funds without charge, ordinarily accepts orders from dealers who have sales agreements with the Funds for the repurchase of shares based on net asset value, less any applicable CDSC. Brokers are not prohibited from charging for their service on these redemptions.

Telephone Redemption

You may redeem up to $1,000,000 from your account each business day by providing instructions to do so over the telephone, by calling Sentinel Service at 1-800-282-FUND(3863). You may request that a check made payable to the registered owners be sent their address of record, or you may request that the proceeds be sent directly to a predesignated commercial bank account. If proceeds are wired to your bank, we will deduct a fee of $25 from the proceeds. In addition, it is possible that your bank may charge a fee for receiving wire transfers. You may request a redemption on the Funds' automated voice response system.
   Neither the Funds, Sentinel Advisors nor Sentinel Service is responsible for the authenticity of exchange or redemption instructions received by telephone, and they are not liable in the event of an unauthorized telephone exchange or redemption, provided that, in the case of the Funds, the Funds have followed procedures reasonably designed to prevent losses that take into account the cost of these procedures and the potential risk of loss. In processing telephone exchange or redemption requests, the Funds will use reasonable procedures to confirm that telephone instructions are genuine, and if these procedures are not employed, the Funds may be liable for any resulting losses. These procedures include receiving all calls for telephone redemptions and exchanges on a recorded telephone line, and screening callers through a series of questions regarding specific account information.
   You may indicate on your purchase application that you do not wish to have telephone transaction privileges.

Online Redemption

You may also request a redemption over the Internet by accessing the Funds' website at www.sentinelfunds.com.

By Checkwriting

If you own Class A shares of the High Yield, Bond, New York, Pennsylvania, Tax-Free Income, Government Securities, Short Maturity Government and Money Market Funds, you may sell shares by writing a check against your account. This check writing privilege is free. If you write a check to redeem shares, we normally will not honor the redemption check if those shares have been purchased less than 15 days prior to the date the check is presented to Sentinel Service. Redemptions by checkwriting are taxable transactions.

By Systematic Withdrawals

You may arrange to receive automatic regular withdrawals from your account. Each withdrawal will be a taxable event. You must reinvest dividends and capital gains distributions to use systematic withdrawals. No interest will accrue on amounts represented by uncashed checks sent under a systematic withdrawal plan.

If You Hold Share Certificates

If you are the shareholder of record and have a certificate representing ownership in a Fund, you can redeem your shares by mailing the certificate to Sentinel Administrative Service Company, P. O. Box 1499, Montpelier, VT 05601-


38 For information and assistance call your Financial Advisor or Investor
   Services at 1-800-282-FUND (3863)
Prospectus
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1499, with appropriate instructions to redeem. Your instructions should be signed by the registered owner(s) exactly as the shares are registered. The signatures of the registered owner(s) must be guaranteed by an eligible finan-cial institution which meets Sentinel Service's requirements if the proceeds of the redemption exceed $50,000, if the check is not made payable to the registered owner(s) and mailed to the record address, or if the record address has been changed within the past 30 days. We suggest sending certificates by certified mail. You may also redeem share certificates by presenting them in person to Sentinel Service at its office at National Life Drive, Montpelier, Vermont.

Other Information on Redeeming Shares

Normally, Sentinel Service will mail you a check in payment for your shares within seven days after it receives all documents required to process the redemption. We may delay payment during any period in which the right of redemption is suspended or date of payment is postponed because the NYSE is closed, trading on the NYSE is restricted, or the Securities and Exchange Commission deems an emergency to exist. No interest will accrue on amounts represented by uncashed redemption checks.
   We may require additional documentation to redeem shares that are registered in the name of a corporation, trust, company retirement plan, agent or fiduciary, or if a shareholder is deceased. We will not honor redemption requests if you have bought the shares by check within 15 days of the redemption request, unless we have confirmed that your check has been cleared for payment.
   Distributions from retirement plans may be subject to withholding by the Internal Revenue Service under the Code.

Certain Account Fees

Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate, and/or to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months.

   Pension, 401(k) and profit-sharing plans which elect to have individually registered accounts for the benefit of plan participants will be assessed an annual service fee for each participant account, in the amounts shown below.

                                 Fee Per
Average Account Value            Participating Account

$0 - $1000 . . . . . . . . . . . $20.00

$1000 - $2999. . . . . . . . . . $10.00

$3000 and over . . . . . . . . . No fee

This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.


Miscellaneous Fees

AG&T Custodial Accounts
Annual Custodial Fee per Social Security Number. . . . $15.00
Closeout Fee per Account . . . . . . . . . . . . . . . $15.00
Transfer of Assets Fee per Transaction . . . . . . . . $25.00

Service Fees
Express Mail Deliveries. . . . . . . . . . . . . . . . $15.00
Federal Funds Wire . . . . . . . . . . . . . . . . . . $15.00


Exchanges from One Fund to Another
--------------------------------------------------------------------------------

You may exchange shares of one Fund for shares of the same class of another Fund, without charge, by phoning Sentinel Service or by providing appropriate instructions in writing to Sentinel Service. Initial purchases of less than $1 million of the Growth Index Fund and the Short Maturity Government Fund must remain in the account for 90 days before they are eligible for an exchange. Shares of other Sentinel Funds also may not be exchanged into shares of the same class of the Growth Index Fund within the first 90 days after the initial purchase of those other Sentinel Fund Shares.
   Because Class B shares in the Tax-Free Income, New York, Pennsylvania, Government Securities and Short Maturity Government Funds are not currently offered, holders of Class B shares may not exchange into these Funds. Similarly, because Class C shares of the Growth Index, Mid Cap Growth, Small Company, Bond, Tax-Free Income, New York, Pennsylvania, Government Securities and Short Maturity Government Funds are not currently offered, holders of Class C shares may not exchange into these Funds. Class C shares may be exchanged for Class A shares of the Money Market Fund (but if the Class C shares had not been held for a year before the exchange into the Money Market Fund, a 1.00% CDSC may apply if the


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Money Market Fund shares are then redeemed). The Money Market Fund shares may be exchanged back into Class C shares at any time.
   Holders of Class D shares of the Balanced Fund may not make exchanges into other Funds, except that Class D shares may be exchanged for Class A shares of the Money Market Fund. The Money Market Fund shares may be exchanged back into Class D shares of the Balanced Fund at any time. If these Money Market Fund shares are subsequently redeemed, however, we will assess a CDSC in the amount which would have applied to the Class D shares of the Balanced Fund on the date of the exchange into the Money Market Fund.
   Funds are only available for exchange for residents of states in which these Funds are registered. If you initially buy Class A shares in the Money Market Fund, you may not exchange into other Funds without being treated as an initial purchaser of the other Fund's shares. Holding periods for shares which have been exchanged for the currently held shares will be included in the holding period of the current shares, except that time in the Money Market Fund will not count toward the holding period necessary to reduce or eliminate any applicable CDSC, or to be converted into Class A shares. The normal minimum account sizes apply to new accounts opened by exchange.
   New purchases must remain in an account for 15 days before they can be exchanged to another Fund. The Funds disclaim liability for unauthorized telephone instructions under the same policy that applies to telephone redemption instructions, discussed on page 38. We currently do not limit the number of times you may exercise the exchange privilege. We may modify or terminate the exchange privilege in accordance with the rules of the Securities and Exchange Commission (the current rules require 60 days advance notice to shareholders prior to the modification or termination of the exchange privilege).
   You may also set up your account to exchange automatically a specified number or dollar-value of shares in one of the Funds into shares of the same class in another Fund at regular intervals.

Transfers of Ownership of Shares
--------------------------------------------------------------------------------

When you need to change ownership of your shares or change the name on an account, a Sentinel Service representative will assist you.


40 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
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How the Funds Are Priced

How the value of Fund shares is determined

Net asset value for each Fund is calculated once each business day at 4:00 p.m., Eastern Time, and becomes effective immediately upon its determination. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund's outstanding shares. The Funds' investments are valued as shown below:

 . Equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.

 . Unlisted and listed securities for which there were no sales during the day are valued at the mean between the latest available bid and asked prices.

 . Fixed-income securities are valued daily on the basis of valuations furnished by an independent pricing service.

 . Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

 . Exchange-traded options are valued at the last sale price unless there is no timely sale price, in which event current prices provided by market makers are used.

   The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

   The per share net asset value of Class A shares generally will be higher than the per share net asset value of Class B, Class C or Class D shares, reflecting the higher daily expense accruals of Class B, Class C and Class D shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions. Dividends and distributions will differ by the appropriate amount of the expense accrual differences between the classes.

--------------------------------------------------------------------------------
Dividends, Capital Gains and Taxes

When the Funds pay dividends

The Funds distribute their net investment income as follows:

Fund                                               Dividends Paid
Growth Index Fund. . . . . . . . . . . . . . . . . . . . Annually
Mid Cap Growth Fund. . . . . . . . . . . . . . . . . . . Annually
Small Company Fund . . . . . . . . . . . . . . . . . . . Annually
World Fund . . . . . . . . . . . . . . . . . . . . . . . Annually
Common Stock Fund. . . . . . . . . . . . . . . . . . . . Quarterly
Balanced Fund. . . . . . . . . . . . . . . . . . . . . . Quarterly
High Yield Fund. . . . . . . . . . . . . . . . . . . . . Monthly
Bond Fund. . . . . . . . . . . . . . . . . . . . . . . . Monthly
Government Securities Fund . . . . . . . . . . . . . . . Monthly
Short Maturity Government Fund . . . . . . . . . . . . . Monthly
Tax-Free Income Fund . . . . . . . . . . . . . . . . . . Monthly
New York Tax-Free Income Fund . . . . . . . . . . . . . .Monthly
Pennsylvania Tax-Free Income Trust . . . . . . . . . . . Monthly


The Money Market Fund's net income is determined as of the close of business, 4:00 p.m. Eastern Time, on each day the NYSE is open. The Fund declares dividends of all of its daily net income to shareholders of record as of the close of business the preceding business day. Dividends are declared and accrued each day the NYSE is open and are payable monthly. The amount of the dividend may fluctuate daily and dividends will not be paid on days when net realized losses on securities in the portfolio or expenses exceed the Fund's income.

   Distributions of any net realized capital gains for a fiscal year are paid in December, following the November 30th fiscal year-end.

   You may elect to receive all or any part of your


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dividends and/or capital gains distributions in cash, shares of your Fund, or shares of another Fund of the same class. Unless you elect otherwise, your dividends will be reinvested in shares of the same Fund. Any dividend or distribution of less than $10.00 must be reinvested. If you elect to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.
   You will pay tax on dividends and capital gains distributions from the Funds whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another Fund, any gain or the transaction may be subject to tax. Except for the Tax-Free Income, New York and Pennsylvania Funds, the Funds intend to make distributions that will be taxed either as ordinary income or capital gains.
   If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.
   Dividends and interest received by the World Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. You may be able to claim a credit or deduction with respect to such taxes if certain requirements are met.
   By law, the Funds must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

New York, Pennsylvania and Tax-Free Income Funds

Each of the New York, Pennsylvania and Tax-Free Income Funds intends to invest a sufficient portion of its assets in municipal bonds and notes to qualify to pay "exempt-interest dividends" to shareholders. These exempt-interest dividends are generally not subject to federal income tax. However, these Funds may invest portions of their assets in investments which generate income that is not exempt for federal income tax. Most of the income from the Tax-Free Income Fund will be subject to any state income tax to which you are subject. Any capital gains distributed by the these Funds will normally be taxable as capital gains. In addition, gain from the sale of municipal bonds purchased at a market discount will be treated as ordinary income for federal income tax purposes rather than capital gain. This rule may increase the amount of ordinary income dividends you receive.
   Distributions from the New York Fund which are attributable to interest income received from New York municipal bonds also will be exempt from New York State and New York City personal income tax. Distributions from the Pennsylvania Fund which are attributable to interest income received from Pennsylvania municipal bonds also will be exempt from Pennsylvania personal income tax.
   Distributions from the Pennsylvania Fund will be exempt from the Philadelphia School District investment income tax for individual residents of the City of Philadelphia if they are attributable to interest received from Pennsylvania municipal bonds or from qualifying U.S. government obligations, or if they are capital gain dividends for federal income tax purposes. Shares of the Pennsylvania Fund will be exempt from Pennsylvania county personal property tax to the extent Pennsylvania Fund holds Pennsylvania municipal bonds and qualifying U.S. government obligations on the annual assessment date.
   If the New York and Pennsylvania Funds invest in investments other than New York municipal bonds and Pennsylvania municipal bonds, respectively, a portion of their income distributions may be subject to state and local taxes, and possibly federal income tax. The Funds will inform shareholders annually as to the portions of their distributions which are exempt-interest dividends and which are exempt from state and local income taxes.
   This section summarizes some of the consequences under current federal tax law and relevant state and local tax laws of investments in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of investments in the Funds under all applicable tax laws.


42   For information and assistance call your Financial Advisor or Investor
Services at 1-800-282-FUND (3863)
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Management of the Funds

INVESCO acts as subadvisor to the World Fund

Sentinel Advisors Company manages the Funds' investments and their business operations under the overall supervision of the Board of Directors of Sentinel Group Funds, Inc. (for all Funds except the Pennsylvania Fund) and the Board of Trustees of Sentinel Pennsylvania Tax-Free Trust. Sentinel Advisors has the responsibility for making all investment decisions for the Funds, except where it has retained a subadvisor to make the investment decisions for a Fund. Sentinel Advisors has retained INVESCO Global Asset Management (N.A.), Inc. as the subadvisor to manage the investments of the World Fund, and Evergreen Investment Management Company as the subadvisor to manage the investments of the High Yield Fund. Sentinel Advisors is a partnership of affiliates of three major insurance companies, National Life Insurance Company, Provident Life Insurance Company, and Penn Mutual Life Insurance Company Its principal business address is National Life Drive, Montpelier, Vermont 05604. INVESCO is located at 1315 Peachtree Street, Atlanta, Georgia 30309. Evergreen is located at 200 Berkeley Street, Boston, Massachusetts 02116.

Evergreen acts as subadvisor to the High Yield Fund

   The Funds' investment advisory contracts call for the Funds to pay Sentinel Advisors fees, which were, for the fiscal year ended November 30, 1998, equal to the following percentages of the Funds' average daily net assets:

Common Stock Fund . . . . . . . . . . . . . . . . . . . . . . . 0.55%
Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . 0.61%
Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . 0.61%
Small Company Fund. . . . . . . . . . . . . . . . . . . . . . . 0.61%
World Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61%
High Yield Bond Fund. . . . . . . . . . . . . . . . . . . . . . 0.75%
Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53%
Government Securities Fund. . . . . . . . . . . . . . . . . . . 0.53%
Short Maturity Government Fund. . . . . . . . . . . . . . . . . 0.53%
U.S. Treasury Money Market Fund . . . . . . . . . . . . . . . . 0.40%
Tax-Free Income Fund. . . . . . . . . . . . . . . . . . . . . . 0.53%
New York Tax-Free Income Fund . . . . . . . . . . . . . . . . . 0.53%
Pennsylvania Tax-Free Trust . . . . . . . . . . . . . . . . . . 0.55%

   Sentinel Advisors currently waives all or a portion of its advisory fees for some of the Funds. The effective advisory fee rates (as a percentage of each Fund's average daily net assets) that these Funds paid in the fiscal year ended November 30, 1998, after taking these waivers into account, were as follows:

Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Government Securities Fund. . . . . . . . . . . . . . . . . . . 0.45%
Short Maturity Government Fund. . . . . . . . . . . . . . . . . 0.23%
Tax-Free Income Fund. . . . . . . . . . . . . . . . . . . . . . 0.35%
New York Tax-Free Income Fund . . . . . . . . . . . . . . . . . 0%
Pennsylvania Tax-Free Trust . . . . . . . . . . . . . . . . . . 0.01%

   The investment advisory contract for the Growth Index Fund requires the Fund to pay Sentinel Advisors fees equal to 0.30% of the Fund's average daily net assets. Sentinel Advisors currently waives a portion of this fee, so that the Fund's effective fee rate after taking the waiver into account is 0.25%.

Portfolio Managers

Sentinel Advisors employs a team approach in managing the Funds. The management teams are comprised of a lead portfolio manager, other portfolio managers and research analysts. Each team includes members with one or more areas of expertise and shares the responsibility for providing ideas, information and knowledge in managing the Funds. Rodney A. Buck, the Chief Executive Officer of Sentinel Advisors, is also Chairman and Chief Executive Officer of National Life Investment Management Company, Inc., and Senior Vice President and Chief Investment Officer of National Life. Mr. Buck has been employed by Sentinel Advisors or its affiliates since 1972. There are three investment management teams: an Equity Value Team, headed by Van Harissis, Senior Vice President of Sentinel Advisors; an Equity Growth Team, headed by Robert L. Lee, Senior Vice President of Sentinel Advisors; and a Fixed Income Team, headed by David M. Brownlee, Senior Vice President of Sentinel Advisors.
   Each of Messrs. Buck, Lee, Brownlee and Harissis is a Chartered Financial Analyst. Mr. Lee and Mr. Brownlee have


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each been associated with Sentinel Advisors since 1993. Mr. Harissis joined
Sentinel Advisors in June 1999.

   The Common Stock Fund is managed by the Equity Value Team, led by Mr. Harissis. Mr. Harissis was a managing director and portfolio manager at Phoenix Investment Partners from 1995 to 1999, and previously was a portfolio manager at Howe & Rusling. Mr. Lee has been the portfolio manager for the Mid Cap Growth Fund since November, 1993 and for the Growth Index Fund since its inception in September, 1999. The Small Company Fund is managed by Scott T. Brayman, Vice President of Sentinel Advisors, and Mr. Lee. Mr. Brayman is a Chartered Financial Analyst, and has been with Sentinel Advisors since 1995. He has been involved with the Small Company Fund since he joined Sentinel Advisors. Prior to joining Sentinel Advisors, he was associated with Argyle Capital Management, Inc.

   The Balanced Fund is managed by a team consisting of Mr. Buck, Mr. Harissis and William C. Kane, Vice President of Sentinel Advisors. Mr. Buck has been the Fund's lead portfolio manager since 1982. Mr. Kane is a Chartered Financial Analyst, and has been employed by Sentinel Advisors or its affiliates since 1992.

   The portfolio manager for the Bond Fund is Mr. Kane. The portfolio manager of the Government Securities and Short Maturity Government Funds is Mr. Brownlee. The portfolio manager of the Tax-Free Income, New York and Pennsylvania Funds is Kenneth J. Hart, Vice President of Sentinel Advisors. Mr. Hart has been with Sentinel Advisors or its affiliates since 1990. The portfolio managers of the Money Market Fund are Mr. Temple and Darlene Coppola, Money Market Trader of Sentinel Advisors. Ms. Coppola has been employed by Sentinel Advisors or its affiliates since 1974.

   Erik B. Granade, International Equity Portfolio Manager of INVESCO, has been the lead manager of the World Fund since June 1994. Michele T. Garren has been the fund's co-manager since September, 1997. Mr. Granade is a Chartered Financial Analyst. He was associated with Cashman Farrell and Associates from June, 1994 to March 31, 1996, when he moved to INVESCO. Prior to June, 1994 he was an International Portfolio Manager with Provident Capital Management, Inc. Ms. Garren is a Chartered Financial Analyst. She was associated with AIG Global Investment Corp. from August, 1993 to July, 1996.

   The portfolio manager for the High Yield Fund is Prescott B. Crocker, Senior Vice President and Group Head of Corporate Fixed Income at Evergreen. Mr. Crocker is a Chartered Financial Analyst, and has been the High Yield Fund's portfolio manager since its inception on June 20, 1997. Mr. Crocker joined Evergreen in February, 1997. Prior to that he was President of Boston Security Counselors, the investment management subsidiary of the brokerage firm Advest Co. Inc. He had joined Boston Security Counselors in November of 1993 as Senior Vice President- Fixed Income, where he managed among others the Advest Advantage series High Yield Trust. Upon the sale of the Advest Advantage funds to Northstar Investment Management Co. in July of 1995, Mr. Crocker joined that company as Fund Manager. He returned to Boston Security Counselors in August of 1996 as President.

Performance Data

The Funds may from time to time include average annual total return figures in advertisements or other material the Funds send to existing or prospective shareholders. The Funds calculate these figures by determining the average annual compounded rates of return that would produce the redeemable value of the Fund being shown at the end of each period for a given initial investment. All recurring and nonrecurring expenses are included in the calculation. It is assumed that all dividends and distributions are reinvested. In addition, to better illustrate the performance of money already invested in the Funds, the Funds may also periodically advertise total return without subtracting sales charges.

   The fixed income Funds also may quote yields in advertisements. Yields are computed by dividing net investment income for a recent 30-day (or one month) period by the product of the average daily number of shares outstanding during that period and the maximum offering price per share on the last day of the period. The result is then annualized. These Funds may also show comparable yields to those shareholders already invested in the Funds by using the net asset value per share instead of maximum offering price in the above calculations. This has the effect of raising


44 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

--------------------------------------------------------------------------------

the quoted yields. The Tax-Free Income, New York and Pennsylvania Funds may also include tax-equivalent yields in advertisements. Tax-equivalent yields increase the yield as calculated above to make it comparable on an after-tax basis to an investment which produces taxable income.
   The Funds also may compare their performance to relevant indices in advertisements. The equity Funds may compare their performance to stock indices, including the Dow Jones Industrial Average, the S&P 500 Index, the S&P 500/BARRA Growth Index, and the Russell 2000 Index. The World Fund may compare its performance to the "EAFE" (Europe, Australia, Far East) Index. The High Yield Fund may compare its performance to the Chase Manhattan Bank Index. The fixed income Funds may compare their performance to bond or money market indices, including the Lehman Aggregate Bond Index, Municipal Bond Index, or Government Bond Index, and Donoghue's Money Fund Report.
   The Funds also may refer to rankings and ratings published by independent tracking services and publications of general interest including Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. These ranking services and publications may rank the performance of the Funds against all other mutual funds or against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

Year 2000 Issues.

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Funds could be adversely affected if the computer systems used by Sentinel Advisors and Sentinel Service do not properly address this problem prior to January 1, 2000. Sentinel Service and its parent companies are currently analyzing these issues and are in the process of implementing the systems modifications necessary to prepare for the year 2000. Currently neither Sentinel Service nor Sentinel Advisors expects that the transition to the 21st century will have any material impact on its ability to continue to service the Funds at current levels. In addition, Sentinel Service and Sentinel Advisors have sought assurances from the Funds' other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the year 2000, and Sentinel Service and Sentinel Advisors will continue to monitor the situation. At this time, however, no assurance can be given that the Funds' other service providers have anticipated every step necessary to avoid any adverse effect on the Funds attributable to the Year 2000 Problem. The Year 2000 Problem could also have a negative impact on the companies in which the Funds invest, and this could hurt the Funds' investment returns.


                                   Visit us online at www.sentinelfunds.com   45
                                                                      Prospectus

--------------------------------------------------------------------------------

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years, or for the period of the Fund's operations, in the case of the High Yield, Short Maturity Government, and New York Funds. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. No information is included for the Growth Index Fund, since it did not begin operations until Sepember 13, 1999.

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Funds, are included in the Funds' Annual Report to Shareholders, which is available upon request.

                            Income From Investment Operations                           Less
                -------------------------------------------------------------------- ------------
                                                       Net gains or
                                                       Losses on
                Fiscal      Net asset    Net           Securities                    Dividends
                year        value,       investment    (both Realized   Total From   (from net
                (period     beginning    income        and              Investment   investment
Fund            ended)      of period    (loss)        Unrealized)      Operations   income)
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Common          11/30/94      $29.63      $ 0.83       $(1.35)          $(0.52)       $ 0.80
Stock           11/30/95       28.25        0.72         8.09             8.81          0.74
A               11/30/96       35.21        0.59         8.18             8.77          0.61
                11/30/97       40.60        0.57         7.03             7.60          0.57
                11/30/98       44.09        0.42         5.19             5.61          0.45
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Balanced        11/30/94      $15.27      $ 0.58       $(1.12)          $(0.54)       $ 0.56
A               11/30/95       14.08        0.58         2.78             3.36          0.59
                11/30/96       16.84        0.54         2.13             2.67          0.54
                11/30/97       18.55        0.56         2.18             2.74          0.55
                11/30/98       20.29        0.54         1.76             2.30          0.55
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Mid Cap         11/30/94      $17.51      $ 0.05       $(0.92)          $(0.87)       $ 0.03
Growth          11/30/95       16.15        0.07         3.33             3.40          0.05
A               11/30/96       16.93        0.03         3.23             3.26          0.07
                11/30/97       17.57       (0.02)        4.00             3.98          0.02
                11/30/98       18.73       (0.03)        1.08             1.05          -.-
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Small           11/30/94      $ 6.87      $(0.04)      $ 0.18           $ 0.14        $ -.-
Company         11/30/95        5.53        0.02         0.56             0.58          -.-
A               11/30/96        5.20        0.01         0.95             0.96          0.03
                11/30/97        5.17        0.02         1.16             1.18          0.01
                11/30/98        6.30        -.-          0.14             0.14          0.02
------------    ----------  -----------  ------------  ---------------  ------------ ------------
World           11/30/94      $11.86      $ 0.08       $ 0.89           $ 0.97        $ 0.03
A               11/30/95       12.74        0.14         1.14             1.28          0.09
                11/30/96       13.78        0.12         1.99             2.11          0.13
                11/30/97       15.69        0.11         1.80             1.91          0.11
                11/30/98       17.25        0.18         1.52             1.70          0.12
------------    ----------  -----------  ------------  ---------------  ------------ ------------
High Yield      5 Mo. To
A               11/30/97(C)   $10.00      $ 0.32       $ 0.41           $ 0.73        $ 0.32
                11/30/98       10.41        0.87        (0.58)            0.29          0.86
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Bond            11/30/94      $ 6.90      $ 0.39        (0.70)           (0.31)       $ 0.39
A               11/30/95        5.85        0.42         0.64             1.06          0.42
                11/30/96        6.49        0.41        (0.14)            0.27          0.41
                11/30/97        6.35        0.40         0.01             0.41          0.40
                11/30/98        6.36        0.40         0.09             0.49          0.40
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Government      11/30/94      $10.45      $ 0.59       $(1.04)          $(0.45)       $ 0.58
Securities      11/30/95        9.31        0.63         0.99             1.62          0.63
A               11/30/96       10.30        0.61        (0.30)            0.31          0.61
                11/30/97       10.00        0.59         0.09             0.68          0.59
                11/30/98       10.09        0.61         0.37             0.98          0.61
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Short Maturity  8 Mo. to
Gov't.          11/30/95(A)   $ 9.64      $ 0.40       $ 0.20           $ 0.60        $ 0.40
A               11/30/96        9.84        0.57        (0.03)            0.54          0.57
                11/30/97        9.81        0.56         0.01             0.57          0.56
                11/30/98        9.82        0.57         0.06             0.63          0.57
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Money           11/30/94      $ 1.00      $ 0.03       $ -.-            $ 0.03        $ 0.03
Market          11/30/95        1.00        0.05         -.-              0.05          0.05
A               11/30/96        1.00        0.04         -.-              0.04          0.04
                11/30/97        1.00        0.04         -.-              0.04          0.04
                11/30/98        1.00        0.04         -.-              0.04          0.04
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Tax-Free        11/30/94      $13.81      $ 0.68       $(1.34)          $(0.66)       $ 0.68
A               11/30/95       12.35        0.67         1.27             1.94          0.67
                11/30/96       13.62        0.65        (0.09)            0.56          0.65
                11/30/97       13.53        0.65         0.24             0.89          0.65
                11/30/98       13.64        0.65         0.33             0.98          0.65
------------    ----------  -----------  ------------  ---------------  ------------ ------------
New York        8 Mo. to
Tax-Free        11/30/95(A)   $11.19      $ 0.36       $ 0.53           $ 0.89        $ 0.36
A               11/30/96       11.72        0.53         -.-              0.53          0.53
                11/30/97       11.72        0.60         0.25             0.85          0.60
                11/30/98       11.88        0.62         0.34             0.96          0.62
------------    ----------  -----------  ------------  ---------------  ------------ ------------
Pennsylvania    11/30/94      $13.57      $ 0.64       $(1.28)          $(0.64)       $ 0.64
Tax-Free        11/30/95       12.29        0.66         1.11             1.77          0.66
A               11/30/96       13.40        0.66        (0.03)            0.63          0.66
                11/30/97       13.29        0.64         0.13             0.77          0.64
                11/30/98       13.34        0.63         0.26             0.89          0.63
------------    ----------  -----------  ------------  ---------------  ------------ ------------


46 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

--------------------------------------------------------------------------------


Distributions                                                                    Ratios/Supplemental Data

                                                                                   Ratio of                      Ratio of
                                                                                   Expenses to      Ratio        Net Investment
                                Net asset            Net assets      Ratio of      Average net      of Net       Income to Avg.
Distributions                   value,     Total     at end of       Expenses to   Assets before    Income to    net assets before
(from capital   Total           end of     return*   period          average net   Expense          Avg. net     voluntary expense -
gains)          Distributions   period     (%)       (000 omitted)   assets (%)    Reduction**(%)   assets (%)   reimbursements
--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------
$0.06           $0.86           $28.25     (1.8)      $  839,335      1.02          1.02             2.82          -.-

 1.11            1.85            35.21     32.8        1,057,944      1.09          1.10             2.29          -.-

 2.77            3.38            40.60     27.2        1,306,592      1.06          1.07             1.64          -.-

 3.54            4.11            44.09     20.9        1,509,999      1.04          1.05             1.41          -.-

 4.69            5.14            44.56     14.3        1,610,630      1.01          1.02             0.98          -.-

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$0.09           $0.65           $14.08     (3.6)      $  226,328      1.21          1.21             3.97          -.-

 0.01            0.60            16.84     24.4          267,103      1.27          1.29             3.77          -.-

 0.42            0.96            18.55     16.6          297,288      1.20          1.22             3.13          -.-

 0.45            1.00            20.29     15.4          314,948      1.16          1.17             2.93          -.-

 1.16            1.71            20.88     12.2          330,067      1.12          1.13             2.69          -.-

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$0.46           $0.49           $16.15     (5.1)      $   50,447      1.43          1.43             0.30          -.-

 2.57            2.62            16.93     24.9           60,446      1.50          1.54             0.42          -.-

 2.55            2.62            17.57     22.6           69,816      1.40          1.43             0.16          -.-

 2.80            2.82            18.73     27.3           88,184      1.29          1.32            (0.15)         -.-

 5.13            5.13            14.65      8.3           97,895      1.26          1.29            (0.23)         -.-

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$1.48           $1.48           $ 5.53      2.0       $   88,420      1.58          1.58            (0.74)         -.-

 0.91            0.91             5.20     12.2           89,321      1.56          1.60             0.26          -.-

 0.96            0.99             5.17     22.0           99,393      1.47          1.51             0.23          -.-

 0.04            0.05             6.30     23.0          115,532      1.34          1.36             0.38          -.-

 0.75            0.77             5.67      2.7          109,598      1.31          1.33            (0.07)         -.-

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$0.06           $0.09           $12.74      8.2       $   41,970      1.58          1.58             0.62          -.-

 0.15            0.24            13.78     10.2           47,702      1.56          1.63             0.79          -.-

 0.07            0.20            15.69     15.5           71,458      1.43          1.48             0.94          -.-

 0.24            0.35            17.25     12.5           89,740      1.29          1.32             1.14          -.-

 0.64            0.76            18.19     10.3          100,790      1.24          1.26             1.18          -.-

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$ -.-           $0.32           $10.41      7.3#      $   11,084      1.20+         1.26+            7.80+         -.-

 0.09            0.95             9.75      2.7           31,120      1.26          1.28             8.42          -.-

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$0.35           $0.74           $ 5.85     (4.9)      $   80,487      0.98          0.98             6.34         6.34

  -.-            0.42             6.49     18.8          108,755      0.99          1.03             6.81         6.81

  -.-            0.41             6.35      4.5           99,408      0.98          1.00             6.46         6.46

  -.-            0.40             6.36      6.7           88,756      0.97          0.99             6.37         6.37

  -.-            0.40             6.45      8.0           91,297      0.77          0.95             6.26         6.11

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$0.11           $0.69           $ 9.31     (4.5)      $  104,457      1.00          1.00             5.95         5.95

  -.-            0.63            10.30     17.9          108,100      1.03          1.04             6.50         6.50

  -.-            0.61            10.00      3.2           92,299      1.00          1.01             6.18         6.18

  -.-            0.59            10.09      7.2           75,810      0.98          0.99             6.15         6.15

  -.-            0.61            10.46     10.0           76,498      0.91          0.99             6.02         5.94

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$ -.-           $0.40           $ 9.84      6.3#      $   28,417      1.00+         1.38+            6.07+        5.76

  -.-            0.57             9.81      5.6           36,474      1.00          1.20             6.09         5.93

  -.-            0.56             9.82      6.0           45,044      1.00          1.18             6.20         6.14

  -.-            0.57             9.88      6.6           68,346      0.82          1.12             6.04         5.76

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$ -.-           $0.03           $ 1.00      3.1       $   75,301      0.81          0.81             3.01          -.-

  -.-            0.05             1.00      5.0           80,664      0.81          0.82             4.83          -.-

  -.-            0.04             1.00      4.6           80,804      0.78          0.78             4.38          -.-

  -.-            0.04             1.00      4.6           85,911      0.76          0.77             4.46          -.-

  -.-            0.04             1.00      4.6           98,115      0.72          0.73             4.47          -.-

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$0.12           $0.80           $12.35     (5.1)      $   99,935      0.75          0.94             5.11         4.92

  -.-            0.67            13.62     16.0          110,506      0.90          0.99             5.06         5.00

  - -            0.65            13.53      4.3           99,967      0.94          0.97             4.86         4.86

 0.13            0.78            13.64      6.9           87,935      0.91          0.95             4.84         4.84

 0.19            0.84            13.78      7.4           88,683      0.74          0.92             4.77         4.59

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$ -.-           $0.36           $11.72      8.1#      $    5,332      1.22+         1.29+            4.60+        4.60+

  - -            0.53            11.72      4.8            5,749      1.04          1.10             4.65         4.65

 0.09            0.69            11.88      7.7            7,704      0.30          1.09             5.31         4.57

 0.03            0.65            12.19      8.3           11,978       -.-          1.01             5.17         4.19

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------

$ -.-           $0.64           $12.29     (4.9)      $   31,172      1.30          1.30             4.84         4.84

  - -            0.66            13.40     14.8           34,975      0.97          1.36             5.14         4.78

 0.08            0.74            13.29      5.0           35,545      0.75          1.37             5.07         4.48

 0.08            0.72            13.34      6.1           34,844      0.85          1.34             4.86         4.41

 0.12            0.75            13.48      6.9           34,720      0.77          1.31             4.65         4.14

--------------  --------------  ---------- --------- --------------  ------------  ---------------  -----------  -------------------


   Portfolio
   turnover
   Rate (%)
--------------
   15
   22
   22
   24
   28
--------------
   66
  110
   83
   63
   81
--------------
   58
   84
   98
  161
   97
--------------
   46
   79
   60
   45
   45
--------------
   30
   32
   14
   21
   12
--------------
  133
  139
--------------
  133
  237
  176
  130
  147
--------------
  149
  367
  614
  249
  355
--------------
   58
  120
   61
  229
--------------
 - -.
 - -.
 - -.
 - -.
 - -.
--------------
   92
  112
  112
   47
   37
--------------
   32
   48
   21
    6
--------------
   56
   80
   56
   28
   50
--------------


                                   Visit us online at www.sentinelfunds.com   47
                                                                      Prospectus

--------------------------------------------------------------------------------


                            Income From Investment Operations                         Less
               ------------------------------------------------------------------  -----------
                                                     Net gains or
                                                     Losses on
               Fiscal       Net asset   Net          Securities                    Dividends
               year         value,      investment   (both Realized   Total From   (from net
               (period      beginning   income       and              Investment   investment
Fund           ended)       of period   (loss)       Unrealized)      Operations   income)
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
Common         8 Mo. To
Stock          11/30/96(B)  $35.43      $ 0.22       $  5.05          $ 5.27       $0.13
B              11/30/97      40.57        0.27          6.99            7.26        0.26
               11/30/98      44.03        0.07          5.19            5.26        0.13
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
Balanced       8 Mo. To
B              11/30/96(B)  $17.09      $ 0.26       $  1.37          $ 1.63       $0.14
               11/30/97      18.58        0.42          2.18            2.60        0.41
               11/30/98      20.32        0.38          1.77            2.15        0.40
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
Mid Cap
Growth         11 Mo. to
B              11/30/98(E)  $13.08      $(0.17)      $  1.61          $ 1.44       $ -.-
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
Small          8 Mo. To
Company        11/30/96(B)  $ 4.82      $(0.03)      $  0.33          $ 0.30       $ -.-
B              11/30/97       5.12       (0.03)         1.13            1.10         -.-
               11/30/98       6.18       (0.03)         0.11            0.08         -.-
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
World          8 Mo. To
B              11/30/96(B)  $14.49      $(0.08)      $  1.17          $ 1.09       $ -.-
               11/30/97      15.58        0.01          1.74            1.75        0.04
               11/30/98      17.05        0.04          1.47            1.51         -.-
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
High Yield     5 Mo. To
B              11/30/97(C)  $10.00      $ 0.32       $  0.39          $ 0.71       $0.31
               11/30/98      10.40        0.84         (0.57)           0.27        0.84
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
Bond           8 Mo. To
B              11/30/96(B)  $ 6.30      $ 0.21       $  0.06          $ 0.27       $0.21
               11/30/97       6.36        0.34          0.02            0.36        0.34
               11/30/98       6.38        0.34          0.08            0.42        0.34
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
Money          8 Mo. To
Market         11/30/96(B)  $ 1.00      $ 0.03       $   -.-          $ 0.03       $0.03
B              11/30/97       1.00        0.05           -.-            0.05        0.05
               11/30/98       1.00        0.04           -.-            0.04        0.04
-------------  ----------  ------------ -----------  ---------------  -----------  -----------

Common Stock
C              7 mo. to
               11/30/98(D)  $45.23      $ 0.06       $ (0.71)         $(0.65)      $0.03
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
Balanced       7 mo. to
C              11/30/98(D)  $20.87      $ 0.20       $ (0.01)         $ 0.19       $0.16
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
World          7 mo. to
C              11/30/98(D)  $19.57      $(0.02)      $ (1.50)         $(1.52)      $ -.-
-------------  ----------  ------------ -----------  ---------------  -----------  -----------
High Yield     7 mo. to
C              11/30/98(D)  $10.70      $ 0.41       $ (0.91)         $(0.50)      $0.45
-------------  ----------  ------------ -----------  ---------------  -----------  -----------

(A) Commenced operations March 27, 1995.
(B) Commenced operations April 1, 1996.
(C) Commenced operations June 23, 1997.
(D) Commenced operations May 4, 1998.
(E) Commenced operations January 12, 1998.
 +  Annualized.
 #  Not annualized.
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits that are received from the custodian and dividend paying agent on cash balances.


48 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)
Prospectus

--------------------------------------------------------------------------------

Distributions                                                                        Ratios/Supplemental Data
------------------------  ----------------------------------------------------------------------------------------------------------

                                                                                                      Ratio of
                                                                          Ratio of                    Net Investment
                                                                          Expenses to     Ratio       Income to
                          Net asset           Net assets     Ratio of     Average net     of Net      Avg. net assets
Distributions   Total     value,     Total    at end of      Expenses to  Assets before   Income to   before voluntary   Portfolio
(from capital   Distri-   end of     return*  period         average net  Expense         Avg. net    expense-           turnover
gains)          butions   period     (%)      (000 omitted)  assets (%)   Reduction**(%)  assets (%)  reimbursements     Rate (%)
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ 0.13     $40.57     14.9#    $ 27,257       1.91+        1.92+           0.80+       -.-                22
  3.54           3.80      44.03     19.9       77,299       1.79         1.80            0.66        -.-                24
  4.69           4.82      44.47     13.4      129,966       1.81         1.81            0.19        -.-                28
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ 0.14     $18.58      9.6#    $ 10,948       2.12+        2.13+           2.21+       -.-                83
  0.45           0.86      20.32     14.6       26,593       1.88         1.89            2.21        -.-                63
  1.16           1.56      20.91     11.3       46,946       1.89         1.90            1.91        -.-                81
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ -.-      $14.52     11.0#       3,841       2.27+        2.29+          (1.24)+      -.-                97
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ -.-      $ 5.12      6.2#    $  1,943       2.62+        2.64+          (0.91)+      -.-                60
  0.04           0.04       6.18     21.6        7,656       2.35         2.36           (0.62)       -.-                45
  0.75           0.75       5.51      1.7       12,103       2.24         2.25           (1.00)       -.-                45
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ -.-      $15.58      7.5#    $  3,188       2.56+        2.59+          (0.19)+      -.-                14
  0.24           0.28      17.05     11.5       10,121       2.16         2.18            0.23        -.-                21
  0.64           0.64      17.92      9.2       18,163       2.23         2.25            0.19        -.-                12
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ 0.31     $10.40      7.2#    $ 33,808       1.30+        1.34+           7.70+       -.-               133
  0.09           0.93       9.74      2.4       55,911       1.49         1.52            8.19        -.-               139
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ 0.21     $ 6.36      4.5#    $  4,714       2.16+        2.18+           5.28+       5.28+             176
  -.-            0.34       6.38      5.9        8,115       1.87         1.90            5.46        5.46              130
  -.-            0.34       6.46      6.8       16,601       1.64         1.84            5.40        5.22              147
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ 0.03     $ 1.00      3.0#    $  3,160       0.76+        0.77+           4.40+       -.-                -.-
  -.-            0.05       1.00      4.7        3,434       0.73         0.73            4.50        -.-                -.-
  -.-            0.04       1.00      4.5        4,422       0.77         0.78            4.42        -.-                -.-
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------
$ -.-          $ 0.03     $44.55     (1.4)#   $  5,358       1.92+        1.92+           0.08+       -.-                28
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ 0.16     $20.90      0.9#    $  1,523       2.17+        2.18+           1.63+       -.-                81
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ -.-      $18.05     (7.8)#   $  1,013       2.20+        2.21+           0.23+       -.-                12
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------

$ -.-          $ 0.45     $ 9.75     (4.7)#   $  1,956       2.05+        2.06+           7.63+       -.-               139
--------------  --------  ---------- -------- -------------- ------------ --------------- ----------- -----------------  -----------



                                   Visit us online at www.sentinelfunds.com   49
                                                                      Prospectus

--------------------------------------------------------------------------------

The Sentinel Funds
--------------------------------------------------------------------------------

Shareholder Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected investment performance of each of the Funds during its last fiscal year. You may obtain copies of these reports at no cost by calling 1-800-282-FUND (3863).

The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account at no cost, call Sentinel Service at 1-800-282-FUND (3863).

Statement of Additional Information

The Funds' Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Funds at the address shown below or by calling 1-800-282-FUND (3863). Please contact your registered representative or the Funds if you have any questions.
  The Funds' Statement of Additional Information is also available at the Funds' website at www.sentinelfunds.com. Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different.

The Sentinel Funds
National Life Drive
Montpelier, VT 05604

Investment Advisor                           Counsel
Sentinel Advisors Company                    Brown & Wood LLP
National Life Drive                          One World Trade Center
Montpelier, VT 05604                         New York, NY 10048

Principal                                    Independent
Underwriter                                  Accountants
Sentinel Financial                           PricewaterhouseCoopers LLP
Services Company                             1177 Avenue of the Americas
National Life Drive                          New York, NY 10036
Montpelier, VT 05604

Transfer Agent,                              Custodian
Shareholder Servicing                        and Dividend
and Administrator Agent                      Paying Agent
Sentinel Administrative                      Investors Fiduciary Trust*
Service Company                              Company
National Life Drive*                         801 Pennsylvania Avenue
Montpelier, VT 05604                         Kansas City, MO 64105
800-282-FUND Kansas City, MO(3863)

--------------------------------------------------------------------------------
*All mail and correspondence
should be sent to:
Sentinel Administrative Service Company
P. O. Box 1499
Montpelier, VT 05601-1499

Investment Company Act files #811-214, and #811-4781.


50 For information and assistance call your Financial Advisor or Investor Services at 1-800-282-FUND (3863)

Prospectus